CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (18.2%)
$1,143,192	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4, 0.75% (US0001M + 30 bps), 1/25/36, Callable 12/25/20 @ 100*	$1,131,168
1,377,093	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M3, 1.13% (US0001M + 65 bps), 6/28/44, Callable 12/28/20 @ 100*	1,373,464
460,038	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(a)	461,927
1,296,220	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 0.77% (US0001M + 62 bps), 1/25/33, Callable 12/25/20 @ 100*	1,284,744
1,503,541	CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 1.50% (US0001M + 135 bps), 10/25/37, Callable 6/25/25 @ 100*(b)	1,509,496
586	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34, Callable 12/25/20 @ 100*(c)	588
241	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32, Callable 12/25/20 @ 100*(c)(d)	241
1,877,166	Countrywide Asset-Backed Certificates, Series 2005-12, Class M2, 0.64% (US0001M + 49 bps), 2/25/36, Callable 12/25/20 @ 100*	1,871,346
1,847	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.36% (US0001M + 22 bps), 1/15/34, Callable 12/15/20 @ 100*	1,830
851,189	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.67%, 9/26/33, Callable 12/26/20 @ 100*(c)(d)	946,523
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 2.03% (US0001M + 188 bps), 11/25/34, Callable 12/25/20 @ 100*	382,272
941,094	Home Equity Asset Trust, Series 2005-7, Class M1, 0.60% (US0001M + 45 bps), 1/25/36, Callable 12/25/20 @ 100*	938,340
2,002,328	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-C, Class 2A3, 1.01% (US0001M + 86 bps), 3/25/35, Callable 12/25/20 @ 100*	1,994,418
406,970	HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 1A1, 0.32% (US0001M + 17 bps), 3/25/36, Callable 1/25/21 @ 100*	407,011
115	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(c)(d)	116
428,026	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.72%, 8/25/35, Callable 10/25/21 @ 100*(c)(d)	433,911

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$1,734,291	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, 2.93% (US0001M + 278 bps), 9/25/33, Callable 12/25/20 @ 100*	$1,766,436
124,503	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32, Callable 12/25/20 @ 100*	129,356
564,859	Residential Asset Mortgage Products, Inc., Series 2005-RS3, Class M3, 0.87% (US0001M + 72 bps), 3/25/35, Callable 12/25/20 @ 100*	564,630
4,892	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.55%, 12/25/33, Callable 12/25/20 @ 100*(c)(d)	4,977
90,288	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35, Callable 12/25/20 @ 100*(c)(d)	87,866
1,493,420	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A1, 0.83% (US0001M + 68 bps), 4/25/33, Callable 12/25/20 @ 100*	1,486,934
544,107	Structured Asset Securities Corp Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34, Callable 12/25/20 @ 100*(c)(d)	553,518
890,839	Sun Trust Student Loan Trust, Series 2006-1A, Class B, 0.49% (US0003M + 27 bps), 10/28/37, Callable 7/28/26 @ 100*(a)	795,052
Total Asset Backed Securities		18,126,164

Mortgage Backed Securities† (34.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.0%)
103,542	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.19%, 2/25/36, Callable 12/25/20 @ 100*(c)	86,970
10,106	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.91%, 7/25/35, Callable 12/25/20 @ 100*(c)	8,206
16,605	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 2.05% (12MTA + 131 bps), 7/20/35, Callable 12/19/20 @ 100*	14,215
1,431	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.25% (US0001M + 10 bps), 10/25/36, Callable 12/25/20 @ 100*	1,071
5,010	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32% (US0003M + 119 bps), 10/25/33, Callable 12/25/20 @ 100*(d)	5,041
4,862	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36, Callable 12/25/20 @ 100*(c)	4,668
5,874	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.48%, 9/25/34, Callable 12/25/20 @ 100*(c)	5,743

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$23,703	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 3.11%, 4/21/34, Callable 12/21/20 @ 100*(c)	$23,723
771,862	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.56%, 8/25/35, Callable 12/25/20 @ 100*(c)	801,590
34,504	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.24%, 9/25/34, Callable 12/25/20 @ 100*(c)	34,680
20,236	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.50%, 1/25/36, Callable 12/25/20 @ 100*(c)	17,798
		1,003,705
Alt-A - Fixed Rate Mortgage Backed Securities (0.8%)
15,177	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 12/25/20 @ 100*	13,308
21,567	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 1/25/21 @ 100*	21,462
381	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19, Callable 12/25/20 @ 100*	380
16,515	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35, Callable 12/25/20 @ 100*	13,887
19,651	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36, Callable 12/25/20 @ 100*	13,087
20,573	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36, Callable 10/25/21 @ 100*	16,891
20,202	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37, Callable 9/25/21 @ 100*	15,829
137,109	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 5/25/21 @ 100*	88,155
72,809	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 12/25/20 @ 100*	73,111
46,881	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36, Callable 12/25/20 @ 100*	32,546
138	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19, Callable 12/25/20 @ 100*	141
749	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 11/25/26 @ 100*	727
4,126	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 12/25/20 @ 100*	4,216
310,510	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 12/25/20 @ 100*	318,905
21,565	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 12/25/20 @ 100*	23,264

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$3,396	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 12/25/20 @ 100*	$3,518
1,615	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18, Callable 12/25/20 @ 100*	1,606
101	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19, Callable 12/25/20 @ 100*	100
5,586	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19, Callable 12/25/20 @ 100*	5,374
32,897	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36, Callable 12/25/20 @ 100*	31,941
43,865	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 8/25/22 @ 100*	23,786
30,665	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 6/25/27 @ 100*	25,047
14,460	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 12/25/20 @ 100*	13,869
		741,150
Prime Adjustable Rate Mortgage Backed Securities (4.4%)
10,451	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.28%, 3/25/35, Callable 12/25/20 @ 100*(c)	10,458
4,709	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.59%, 5/25/35(c)	4,846
338,165	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 12/25/20 @ 100*(c)(d)	95,215
1,396,477	Banc of America Funding Trust, Series 2015-R4, Class 8A1, 0.32% (US0001M + 17 bps), 1/27/35, Callable 12/25/36 @ 100*(b)	1,387,354
4,937	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.91%, 11/20/46, Callable 12/20/20 @ 100*(c)	4,622
7,443	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.00%, 9/25/33, Callable 12/25/20 @ 100*(c)	7,353
4,549	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.41%, 6/25/34, Callable 12/25/20 @ 100*(c)	4,487
8,527	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.63%, 2/25/36, Callable 12/25/20 @ 100*(c)	8,085
5,957	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.41% (H15T1Y + 230 bps), 10/25/35, Callable 12/25/20 @ 100*	6,055
7,137	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.65%, 9/25/34, Callable 12/25/20 @ 100*(c)	6,748

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$4,525	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.83%, 1/25/35, Callable 12/25/20 @ 100*(c)	$4,336
20,811	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.37%, 10/25/36, Callable 12/25/20 @ 100*(c)	20,636
17,850	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.27%, 3/25/31, Callable 12/25/20 @ 100*(c)	17,880
14,318	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.25%, 7/25/37, Callable 10/25/24 @ 100*(c)	12,927
10,456	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 3.15%, 8/25/35(c)	10,554
122,508	Coast Savings & Loan Association, Series 1992-1, Class A, 2.61%, 7/25/22, Callable 12/25/20 @ 100*(c)	123,256
10,202	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.96%, 2/19/34, Callable 12/19/20 @ 100*(c)	10,367
7,639	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.05%, 8/25/34, Callable 12/25/20 @ 100*(c)	8,083
263	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 12/25/20 @ 100*(c)	262
3,561	Countrywide Home Loans, Series 2003-60, Class 2A1, 3.99%, 2/25/34, Callable 12/25/20 @ 100*(c)	3,368
36,732	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.92%, 11/25/32, Callable 12/25/20 @ 100*(c)	18,218
29,269	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.29%, 11/25/34, Callable 12/25/20 @ 100*(c)	30,526
9,638	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.89%, 10/25/35, Callable 12/25/20 @ 100*(c)	9,494
45,964	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.19%, 11/19/35, Callable 12/19/20 @ 100*(c)	42,210
13,436	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 3.83%, 11/25/35, Callable 12/25/20 @ 100*(c)	13,476
34,520	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.86%, 4/25/35, Callable 12/25/20 @ 100*(c)	34,018
8,599	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.02%, 12/19/35, Callable 12/19/20 @ 100*(c)	8,184
68,885	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.13%, 1/19/35, Callable 12/19/20 @ 100*(c)	71,065

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$12,850	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.05%, 8/25/34, Callable 12/25/20 @ 100*(c)	$12,577
6,326	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.11%, 9/25/36, Callable 6/25/21 @ 100*(c)	6,767
26,937	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.16%, 7/25/36, Callable 12/25/21 @ 100*(c)	22,497
26,483	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.17%, 8/25/34, Callable 12/25/20 @ 100*(c)	26,972
39,582	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.31%, 8/25/36, Callable 5/25/21 @ 100*(c)	29,724
1,516	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 3.08%, 7/25/35, Callable 12/25/20 @ 100*(c)	1,492
2,291	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.24%, 8/25/36, Callable 12/25/20 @ 100*(c)	2,061
2,060,518	LSTAR Securities Investment Trust, Series 2019-2, Class A1, 1.65% (US0001M + 150 bps), 4/1/24, Callable 2/1/23 @ 100*(b)	2,047,655
10,406	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 2.63%, 12/25/34, Callable 12/25/20 @ 100*(c)	10,472
1,122	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.02%, 2/25/34, Callable 5/25/22 @ 100*(c)	1,132
9,317	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.35%, 7/25/34, Callable 9/25/27 @ 100*(c)	9,447
8,332	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.03%, 8/25/34, Callable 9/25/30 @ 100*(c)	8,414
12,693	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.13%, 8/25/34, Callable 9/25/22 @ 100*(c)	12,790
2,908	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.69%, 2/25/34, Callable 12/25/20 @ 100*(c)	2,850
31,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.87%, 12/25/34, Callable 12/25/20 @ 100*(c)	30,710
55,894	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 3.68%, 4/25/34, Callable 12/25/20 @ 100*(c)	54,586
8,563	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.05%, 12/27/35, Callable 12/25/20 @ 100*(c)	8,825
18,991	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.80%, 7/25/33, Callable 12/25/20 @ 100*(c)	18,998
2,270	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 2.53%, 9/25/37, Callable 12/25/20 @ 100*(c)	2,269

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$7,606	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.57% (US0001M + 42 bps), 7/25/44, Callable 12/25/20 @ 100*	$7,541
59,785	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.64%, 11/25/36, Callable 12/25/20 @ 100*(c)	59,193
9,898	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 3.04%, 9/25/36, Callable 12/25/20 @ 100*(c)	9,431
1,663	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 3.12%, 8/25/46, Callable 12/25/20 @ 100*(c)	1,589
5,219	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2, 3.65%, 6/25/34, Callable 12/25/20 @ 100*(c)	5,291
		4,367,366
Prime Fixed Mortgage Backed Securities (4.7%)
929,686	Citigroup Mortgage Loan Trust, Inc., Series 2014-C, Class A, 3.25%, 2/25/54, Callable 2/25/29 @ 100*(b)(c)	936,767
16,714	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 12/25/20 @ 100*	17,229
92,200	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 12/25/20 @ 100*	100,141
15,626	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 12/25/20 @ 100*	16,909
3,685	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19, Callable 12/25/20 @ 100*	3,676
85,791	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	89,291
28,638	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 12/25/20 @ 100*	29,978
22,287	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 12/25/20 @ 100*	23,113
47,234	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 12/25/20 @ 100*	20,736
232,206	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 12/25/20 @ 100*	245,282

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$49,742	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/57, Callable 7/25/25 @ 100*(b)(c)	$50,152
40,717	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 12/25/20 @ 100*	40,919
790	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20, Callable 9/25/35 @ 100*	589
24,091	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 3/25/28 @ 100*	15,576
1,297,271	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 10/25/22 @ 100*(b)(c)	1,343,557
287,694	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47, Callable 9/25/22 @ 100*(b)(c)	288,296
11,827	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 12/25/20 @ 100*	8,915
795,589	MFRA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/57, Callable 1/25/32 @ 100*(b)(c)	804,864
2,393	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20, Callable 12/25/20 @ 100*	2,387
8,232	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 12/25/20 @ 100*	7,812
14,106	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 12/25/20 @ 100*	14,798
266,380	Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00%, 2/25/48, Callable 7/25/23 @ 100*(b)(c)	268,150
277,488	Sequoia Mortgage Trust, Series 2018-CH2, Class A12, 4.00%, 6/25/48, Callable 1/25/23 @ 100*(b)(c)	278,515
90,443	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 12/25/20 @ 100*	94,657
		4,702,309
Subprime Mortgage Backed Securities (3.2%)
450,947	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55, Callable 3/25/26 @ 100*(b)(c)	457,133
616,859	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56, Callable 11/25/27 @ 100*(b)(c)	632,141
1,231,136	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57, Callable 11/25/31 @ 100*(b)(c)	1,258,450
836,205	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 9/25/28 @ 100*(b)(c)	861,408
		3,209,132
U.S. Government Agency Mortgage Backed Securities (20.4%)
324,392	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	320,902
174,631	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	178,414

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$414,174	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	$420,669
366,667	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	372,705
261,722	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	267,763
97,648	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	98,325
162,336	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	167,562
192,215	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	195,993
2,642	Fannie Mae, 2.44% (H15T1Y + 187 bps), 12/1/22, Pool #303247	2,652
14,981	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	15,064
1,407,525	Fannie Mae, Series 18-83, Class LC, 3.00%, 11/25/48	1,461,544
116,397	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	124,318
391,715	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	408,565
28,517	Fannie Mae, 3.06% (H15T1Y + 229 bps), 2/1/30, Pool #556998	28,418
2,236	Fannie Mae, 3.13% (H15T1Y + 216 bps), 6/1/32, Pool #725286	2,240
16,081	Fannie Mae, 3.33% (US0012M + 132 bps), 1/1/35, Pool #805386	16,614
822,099	Fannie Mae, Series 2003-W14, Class 2A, 4.07%, 1/25/43, Callable 12/25/20 @ 100*(c)	864,543
2,005,351	Fannie Mae, Series 2003-W12, Class 3A, 4.14%, 3/25/43, Callable 12/25/20 @ 100*(c)	2,152,769
650,064	Fannie Mae, Series 2003-W16, Class AF5, 4.54%, 11/25/33, Callable 12/25/20 @ 100*(c)(d)	724,034
2,725,000	Fannie Mae, Series 2004-W3, Class A7, 5.50%, 5/25/34, Callable 12/25/20 @ 100*	3,086,606
14,578	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32, Callable 12/25/20 @ 100*(c)(d)	15,939
516	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	528
9,442	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31, Callable 12/25/20 @ 100*(c)(d)	10,078
8,709	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31, Callable 12/25/20 @ 100*(c)(d)	10,856
9	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	9
132	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	136
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,095
101,781	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	102,522
823,516	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	841,153
3,632	Freddie Mac, 1.92% (US0006M + 154 bps), 4/1/36, Pool #1N0148	3,767

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$189,102	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	$193,376
277,076	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	285,361
315,168	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	320,857
232,704	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	233,437
715,421	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	732,594
248,478	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	254,348
405,651	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(c)	411,385
42,862	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	43,657
346,226	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	355,758
439,111	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	453,109
44,266	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	44,795
597,331	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	637,033
409,314	Freddie Mac, Series T-67, Class 1A1C, 3.25%, 3/25/36, Callable 12/25/20 @ 100*(c)	431,717
13,365	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	14,322
18,412	Freddie Mac, Series 3688, Class HQ, 6.00%, 11/15/21	18,581
540	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23, Callable 1/15/21 @ 100*	564
574	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22, Callable 1/15/21 @ 100*	597
443	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22, Callable 1/15/21 @ 100*	462
356,284	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	370,525
3,416,046	Government National Mortgage Assoc., Series 2013-176, Class BE, 2.76%, 3/16/46, Callable 6/16/22 @ 100*(c)	3,537,989
10,391	Government National Mortgage Assoc., 2.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	10,874
1,205	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 1/20/23, Pool #8123	1,216
2,177	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 1/20/25, Pool #8580	2,239
3,392	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 1/20/25, Pool #8585	3,509
1,130	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 3/20/26, Pool #8832	1,148
1,910	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 3/20/29, Pool #80263	1,937

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$538	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/21, Pool #8889	$542
1,958	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/27, Pool #80141	2,028
4,933	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 11/20/29, Pool #876947	4,953
92	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	102
61	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	65
29	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	30
208	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	211
		20,265,104
Total Mortgage Backed Securities		34,288,766

Corporate Bonds (11.3%)
Banks (4.2%)
1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	1,544,418
1,500,000	Mizuho Financial Group, Inc., 2.95%, 2/28/22	1,549,020
1,000,000	Mizuho Financial Group, Inc., 3.55%, 3/5/23	1,067,346
		4,160,784
Capital Markets (0.0%^)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (e)	22,400
Oil, Gas & Consumable Fuels (4.6%)
2,515,000	HollyFrontier Corp., 2.63%, 10/1/23	2,535,480
1,915,000	ONEOK, Inc., 2.75%, 9/1/24, Callable 8/1/24 @ 100 *	2,001,996
		4,537,476
Tobacco (2.5%)
2,150,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 *	2,490,373
Total Corporate Bonds		11,211,033

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds (1.1%)
Georgia (1.1%)
$1,000,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	$1,118,050
Total Taxable Municipal Bonds		1,118,050

U.S. Government Agency Securities (25.5%)
Federal Farm Credit Banks
3,125,000	1.22%, 5/5/28, Callable 5/5/22 @ 100 *	3,142,076
1,000,000	1.23%, 9/10/29, Callable 9/10/21 @ 100 *	1,000,511
2,045,000	1.32%, 9/9/30, Callable 9/9/21 @ 100 *	2,039,561
2,930,000	1.50%, 4/30/29, Callable 4/30/21 @ 100 *	2,938,617
3,125,000	1.68%, 4/29/30, Callable 4/29/21 @ 100 *	3,138,655
2,167,000	1.95%, 8/13/40, Callable 8/13/21 @ 100 *	2,124,181
1,770,000	1.99%, 9/24/40, Callable 9/24/21 @ 100 *	1,746,324
		16,129,925
Federal Home Loan Banks
3,300,000	1.90%, 3/18/37, Callable 3/18/22 @ 100 *	3,267,357
2,800,000	2.00%, 5/4/35, Callable 5/4/21 @ 100 *	2,818,598
3,125,000	2.32%, 4/16/35, Callable 4/16/21 @ 100 *	3,145,192
		9,231,147
Total U.S. Government Agency Securities		25,361,072

U.S. Treasury Obligations (5.3%)
U.S. Treasury Notes
5,000,000	1.50%, 10/31/24	5,239,844
Total U.S. Treasury Obligations		5,239,844

Investment in Affiliates (3.9%)
3,884,114	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(f)	3,884,114
Total Investment in Affiliates		3,884,114

Total Investments (Cost 98,955,524) - 99.8%		99,229,043
Other assets in excess of liabilities — 0.2%		217,388
Net Assets - 100.0%		$99,446,431

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2020, illiquid securities were 1.3% of the Fund's net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2020.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2020.
(e)	Issuer has defaulted on the payment of interest.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

CAVANAL HILL FUNDS

Limited Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (8.4%)
$450,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class D, 2.74%, 12/8/22, Callable 6/8/21 @ 100*	$455,099
300,000	Insite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46, Callable 11/15/22 @ 100*(a)	309,051
289,156	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	295,657
175,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 3/20/45, Callable 11/20/23 @ 100*(a)	186,526
266,941	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23, Callable 5/15/21 @ 100*	269,623
570,000	SLM Student Loan Trust, Series 2012-7, Class B, 1.95% (US0001M + 180 bps), 9/25/43, Callable 10/25/28 @ 100*	541,651
300,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100*(a)	301,307
320,000	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @ 100*(a)	302,287
Total Asset Backed Securities		2,661,201

Mortgage Backed Securities† (23.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.7%)
219,941	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.69% (US0001M + 54 bps), 8/25/35, Callable 12/25/20 @ 100*	221,886
Alt-A - Fixed Rate Mortgage Backed Securities (1.8%)
539	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20, Callable 12/25/20 @ 100*	505
57,631	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 12/25/20 @ 100*	52,228
3,782	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35, Callable 12/25/20 @ 100*	3,792
11,097	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34, Callable 12/25/20 @ 100*	11,548
72,163	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 5/25/21 @ 100*	46,398
57,553	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.01%, 6/25/36, Callable 2/25/21 @ 100*(b)	55,794
11,324	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 12/25/20 @ 100*	11,753
3,768	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19, Callable 12/25/20 @ 100*	3,474
14,320	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 12/25/20 @ 100*	14,855

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$157	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 11/25/26 @ 100*	$153
33,291	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34, Callable 12/25/20 @ 100*	34,900
19,744	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 12/25/20 @ 100*	20,938
7,539	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 12/25/20 @ 100*	8,019
16,388	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 12/25/20 @ 100*	17,175
28,419	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 12/25/20 @ 100*	30,328
6,230	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35, Callable 12/25/20 @ 100*(b)(c)	6,367
1,428	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35, Callable 12/25/20 @ 100*(b)(c)	1,502
27,959	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35, Callable 12/25/20 @ 100*(b)(c)	19,407
87,602	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36, Callable 10/25/21 @ 100*(b)	29,136
40,592	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.55%, 10/25/40, Callable 12/25/20 @ 100*(a)(b)	32,230
2	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18, Callable 12/25/20 @ 100*	2
3,612	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21, Callable 12/25/20 @ 100*	3,504
11,630	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36, Callable 12/25/20 @ 100*	11,105
28,181	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36, Callable 12/25/20 @ 100*	20,021
42,998	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 9/25/22 @ 100*	32,078
51,832	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 8/25/29 @ 100*	43,415
49,259	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 12/25/20 @ 100 *	49,065
		559,692
Prime Adjustable Rate Mortgage Backed Securities (4.1%)
7,333	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.89%, 11/20/34, Callable 12/20/20 @ 100*(b)	7,142

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$2,431	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.79%, 10/25/33, Callable 12/25/20 @ 100*(b)	$2,542
5,608	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.94%, 11/25/34, Callable 12/25/20 @ 100*(b)	5,829
4,244	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.05%, 8/25/34, Callable 12/25/20 @ 100*(b)	4,491
11,256	Countrywide Home Loans, Series 2004-2, Class 2A1, 3.61%, 2/25/34, Callable 12/25/20 @ 100*(b)	10,379
12,242	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.83%, 4/25/37, Callable 12/25/20 @ 100*(b)	10,824
21,595	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.23%, 10/25/36, Callable 2/25/24 @ 100*(b)	18,858
27,256	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 3.29%, 2/25/35, Callable 12/25/20 @ 100*(b)	26,486
218,036	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.35%, 9/25/35, Callable 12/25/20 @ 100*(b)	214,686
4,619	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.54% (US0003M + 101 bps), 4/25/36, Callable 11/25/21 @ 100*	4,561
607,697	LSTAR Securities Investment Trust, Series 2019-1, Class A1, 1.85% (US0001M + 170 bps), 3/1/24, Callable 10/1/21 @ 100*(a)	601,203
388,775	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.85%, 6/20/44, Callable 11/20/23 @ 100*(a)(b)	405,152
		1,312,153
Prime Fixed Mortgage Backed Securities (5.5%)
4,872	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 12/25/20 @ 100*(b)(c)	4,699
15,007	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 12/25/20 @ 100*	10,306
8,130	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	8,585
8,428	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34, Callable 11/25/21 @ 100*	9,245
3,880	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33, Callable 12/25/20 @ 100*	3,959
2,159	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 12/25/20 @ 100*	2,153
8,308	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 12/25/20 @ 100*	6,357

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$4,023	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 12/31/99, Callable 12/25/20 @ 100*	$4,129
23,871	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 12/25/20 @ 100*	25,038
7,507	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 12/25/20 @ 100*	7,858
133,769	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49, Callable 3/25/23 @ 100*(a)(b)	136,101
73,189	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 10/25/24 @ 100*(a)(b)	75,241
169,754	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 12/25/20 @ 100*	175,362
112	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19, Callable 12/25/20 @ 100*	112
846	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 12/25/20 @ 100*	902
150,089	JPMorgan Mortgage Trust, Series 2017-4, Class A5, 3.50%, 11/25/48, Callable 7/25/22 @ 100*(a)(b)	150,541
23,324	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34, Callable 2/25/28 @ 100*	24,913
579,364	New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1, 2.80%, 7/25/49, Callable 6/25/21 @ 100*(a)(b)	586,335
1,874	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 7/25/21 @ 100*	2,003
46,473	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 9/25/30 @ 100*	44,167
248,923	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.86%, 2/25/43, Callable 6/25/21 @ 100*(a)(b)	249,243
205,324	Sequoia Mortgage Trust, Series 2017-2, Class A4, 3.50%, 2/25/47, Callable 12/25/22 @ 100*(a)(b)	207,500
11,222	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 12/25/20 @ 100*	11,745
116	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 12/28/20 @ 100*	120
1,118	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 12/25/20 @ 100*	1,163

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$607	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 3/25/28 @ 100*	$643
		1,748,420
Subprime Mortgage Backed Securities (0.9%)
84,482	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 8/25/28 @ 100*(a)(b)	87,726
186,516	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 2/25/35 @ 100*(a)(b)	194,615
		282,341

U.S. Government Agency Mortgage Backed Securities (10.9%)
114	Fannie Mae, Series 1992-45, Class F, 0.64% (T7Y ), 4/25/22	114
40,549	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	40,113
15,929	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	15,959
228,965	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	235,581
172,841	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	177,279
43,620	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	44,627
1,591	Fannie Mae, 2.20% (US0012M + 162 bps), 9/1/33, Pool #739372	1,604
76,886	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	78,397
106,152	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	110,794
7,490	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	7,532
138,821	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	145,195
211,817	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	217,269
249,760	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	269,145
107,667	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	114,994
100,611	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	101,973
218,051	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	230,908
231,797	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	263,610
1,910	Fannie Mae, 3.86% (US0012M + 186 bps), 1/1/37, Pool #906675	1,913
130	Fannie Mae, 6.00%, 4/1/35, Pool #735503	156
895	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	1,046
10,942	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 12/25/20 @ 100*	13,242
435	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 12/25/20 @ 100*	532
615	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	636

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$75	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	$76
12	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	12
38	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	38
12	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	12
28	Freddie Mac, Series 1222, Class P, 0.42% (T10Y - 40 bps), 3/15/22, Callable 1/15/21 @ 100*	27
25,445	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	25,630
115,244	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	117,712
73,461	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	74,379
164,374	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	166,603
137,917	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	141,175
84,624	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	86,904
267,870	Freddie Mac, Series 3908, Class B, 2.50%, 6/15/39	278,813
79,772	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	82,315
109,550	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	116,538
75,775	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	77,813
12,347	Freddie Mac, 5.37% (H15T1Y + 228 bps), 8/1/34, Pool #755230	12,422
318	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21, Callable 1/15/21 @ 100*	322
17	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21, Callable 1/15/21 @ 100*	17
828	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22, Callable 1/15/21 @ 100*	858
876	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24, Callable 1/15/21 @ 100*	939
1	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21, Callable 1/15/21 @ 100*	1
1,127	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26, Callable 1/15/21 @ 100*	1,264
64	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21, Callable 1/15/21 @ 100*	65
939	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22, Callable 1/15/21 @ 100*	969
1,359	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22, Callable 1/15/21 @ 100*	1,412
9,125	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	9,214

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$76,347	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	$79,398
33,853	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	34,226
19,039	Government National Mortgage Assoc., Series 2010-98, Class CH, 3.00%, 10/20/39	19,408
34,770	Government National Mortgage Assoc., Series 2010-98, Class MG, 3.00%, 8/20/39	35,631
4,862	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	4,881
60	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	67
653	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	656
355	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	380
42	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	46
35	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	36
1,249	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	1,359
3,470	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	3,824
		3,448,061
Total Mortgage Backed Securities		7,572,553

Corporate Bonds (28.2%)
Banks (2.7%)
510,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	543,209
290,000	Wells Fargo & Co., 3.00%, 10/23/26	319,376
		862,585
Beverages (3.1%)
300,000	Keurig Dr Pepper, Inc., 3.55%, 5/25/21	304,641
350,000	Keurig Dr Pepper, Inc., 4.60%, 5/25/28, Callable 2/25/28 @ 100 *	423,648
240,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100 *	268,865
		997,154
Capital Markets (1.0%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	325,162
Consumer Finance (2.1%)
650,000	Toyota Motor Credit Corp., 1.35%, 8/25/23	666,483
Diversified Financial Services (2.2%)
350,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	369,663
300,000	National Rural Utilities Cooperative Finance Corp., 3.25%, 11/1/25, Callable 8/1/25 @ 100 *	334,015
		703,678
Electric Utilities (1.7%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	301,984
220,000	Georgia Power Co., 2.40%, 4/1/21, Callable 3/1/21 @ 100 *	221,184
		523,168

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Entertainment (1.8%)
$215,000	The Walt Disney Co., 2.00%, 9/1/29, Callable 6/1/29 @ 100 *	$223,583
300,000	Walt Disney Co. (The), 3.35%, 3/24/25	331,669
		555,252
Equity Real Estate Investment Trusts (0.5%)
166,828	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	170,078
Food Products (3.4%)
300,000	Archer-Daniels-Midland Co., 3.25%, 3/27/30, Callable 12/27/29 @ 100 *	348,486
350,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	394,284
300,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	347,520
		1,090,290
Health Care Providers & Services (2.1%)
225,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	244,137
370,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	410,589
		654,726
Industrial Conglomerates (1.2%)
375,000	General Electric Co., 3.10%, 1/9/23	394,558
Insurance (2.0%)
300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	319,314
300,000	New York Life Global Funding, 3.25%, 8/6/21 (a)	306,216
		625,530
Internet & Direct Marketing Retail (1.1%)
335,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100 *	351,715
Media (1.0%)
275,000	Comcast Corp., 3.30%, 2/1/27, Callable 11/1/26 @ 100 *	310,227
Oil, Gas & Consumable Fuels (1.2%)
380,000	HollyFrontier Corp., 2.63%, 10/1/23	383,094
Technology Hardware, Storage & Peripherals (1.1%)
300,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	340,278
Total Corporate Bonds		8,953,978

Taxable Municipal Bonds (18.5%)
Alabama (1.0%)
300,000	The Water Works Board City of Birmingham Revenue, 2.60%, 1/1/27	325,407
California (2.0%)
600,000	Riverside Unified School District, GO, 2.27%, 2/1/25	630,336
Colorado (0.9%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 0.86%, 11/1/23	149,786
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 1.11%, 5/1/25	149,308
		299,094
Michigan (0.9%)
300,000	River Rouge School District, GO, 1.89%, 5/1/30, Insured by: Q-SBLF	300,714

CAVANAL HILL FUNDS

Moderate Duration Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Mississippi (1.0%)
$300,000	State of Mississippi, GO, Series A, 0.72%, 11/1/25	$300,729
Missouri (0.5%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	165,696
New York (2.0%)
300,000	New York City Housing Development Corp. Revenue, Series L, 2.84%, 11/1/28, Continuously Callable @100	317,424
300,000	New York City Transitional Finance Authority Revenue, 2.63%, 11/1/29	321,249
		638,673
Oregon (1.0%)
300,000	Washington & Multnomah Counties School District No 48J Beaverton, GO, 1.64%, 6/15/29, SCH BD GTY	307,521
Rhode Island (1.3%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	415,856
Texas (3.5%)
500,000	Austin Community College District Revenue, 0.93%, 2/1/25	500,505
300,000	City of Houston TX Combined Utility System Revenue, Series D, 1.62%, 11/15/30	300,825

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Texas, continued:
$300,000	Midland County Fresh Water Supply District No. 1 Revenue, 2.37%, 9/15/26	$317,022
		1,118,352
Utah (1.0%)
300,000	Utah Transit Authority Revenue, 2.04%, 12/15/31, Continuously Callable @100	302,256
Virginia (0.9%)
275,000	Virginia Housing Development Authority Revenue, Series F, 1.65%, 7/1/26	279,892
Washington (1.0%)
300,000	Pierce County School District No 10 Tacoma, GO, 0.53%, 12/1/23, SCH BD GTY	300,996
Wisconsin (1.5%)
465,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	489,738
Total Taxable Municipal Bonds		5,875,260

U.S. Treasury Obligations (15.2%)
U.S. Treasury Notes
2,651,000	1.38%, 10/15/22	2,711,579
1,983,000	2.00%, 4/30/24	2,102,910
Total U.S. Treasury Obligations		4,814,489

Investment in Affiliates (5.5%)
1,730,648	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	1,730,648
Total Investment in Affiliates		1,730,648

Total Investments (Cost 30,797,929) - 99.7%		31,608,129
Other assets in excess of liabilities — 0.3%		84,469
Net Assets - 100.0%		$31,692,598

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2020.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2020.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
Q-SBLF	Qualified School Bond Loan Fund
SCH BD GTY	School Board Guaranty
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (4.5%)
$22,230	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 12/25/20 @ 100*(a)(b)	$22,859
725,404	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 4/25/26 @ 100*(c)	740,389
1,000,000	Insite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46, Callable 11/15/22 @ 100*(c)	1,030,169
838,062	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(c)	856,905
53	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27, Callable 12/25/20 @ 100*(a)	53
415,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 3/20/45, Callable 11/20/23 @ 100*(c)	442,333
933,375	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 2/25/23 @ 100*(c)	1,000,915
36,946	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 12/25/20 @ 100*(c)	36,620
342,824	UBS Commercial Mortgage Trust, Series 2018-C10, Class A1, 3.18%, 5/15/51, Callable 3/15/23 @ 100*	350,675
Total Asset Backed Securities		4,480,918

Mortgage Backed Securities† (19.8%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.8%)
709,551	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.69% (US0001M + 54 bps), 8/25/35, Callable 12/25/20 @ 100*	715,827
67,420	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.16%, 11/25/36, Callable 5/25/27 @ 100*(a)	45,060
10,648	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36, Callable 1/25/22 @ 100*(a)(b)	10,634
		771,521
Alt-A - Fixed Rate Mortgage Backed Securities (0.8%)
11,340	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35, Callable 12/25/20 @ 100*	11,265
13,639	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46, Callable 12/25/20 @ 100*	13,820
34,579	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 12/25/20 @ 100*	31,337
23,871	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 12/25/24 @ 100*	12,994
60,500	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35, Callable 12/25/20 @ 100*	56,903
7,348	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36, Callable 12/25/20 @ 100*	6,968

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$8,976	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34, Callable 12/25/20 @ 100*	$9,315
26,983	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36, Callable 12/25/20 @ 100*	19,328
176,979	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37, Callable 2/25/21 @ 100*	116,006
188,788	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36, Callable 9/25/21 @ 100*	122,873
8,215	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33, Callable 12/25/20 @ 100*	8,379
2,887	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25, Callable 12/25/20 @ 100*	2,798
21,602	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 10/25/21 @ 100*	21,897
49,422	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 12/25/20 @ 100*	50,501
41,614	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34, Callable 12/25/20 @ 100*	43,625
19,744	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 12/25/20 @ 100*	20,939
21,948	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 12/25/28 @ 100*	22,145
2,078	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 12/25/20 @ 100*	2,167
9,758	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 12/25/20 @ 100*	9,994
16,614	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36, Callable 12/25/20 @ 100*	15,864
213,594	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35, Callable 12/25/20 @ 100*	176,891
123,459	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36, Callable 4/25/22 @ 100*	77,541
		853,550
Prime Adjustable Rate Mortgage Backed Securities (1.8%)
182,861	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 3.01%, 8/25/35, Callable 12/25/20 @ 100*(a)	182,913
6,339	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 3.69%, 6/25/36, Callable 12/25/20 @ 100*(a)	5,333
1,588,540	LSTAR Securities Investment Trust, Series 2019-1, Class A1, 1.85% (US0001M + 170 bps), 3/1/24, Callable 10/1/21 @ 100*(c)	1,571,564
18,227	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.15%, 4/25/29, Callable 12/25/20 @ 100*(a)	17,672

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$5,184	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.16%, 6/25/36, Callable 12/25/20 @ 100*(a)	$4,154
		1,781,636
Prime Fixed Mortgage Backed Securities (2.8%)
2,917	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 12/25/20 @ 100*	2,340
141,584	Chaseflex Trust, Series 2006-2, Class A5, 4.55%, 9/25/36, Callable 12/25/21 @ 100*(a)	142,711
22,109	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	23,346
3,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 12/25/20 @ 100*	3,039
37,529	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35, Callable 12/25/20 @ 100*	38,366
5,114	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 12/25/20 @ 100*	5,319
6,053	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34, Callable 12/25/20 @ 100*	6,330
82,145	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37, Callable 12/25/20 @ 100*	53,154
99,951	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 12/25/20 @ 100*	48,968
407	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21, Callable 12/25/20 @ 100*	381
113,801	Deephaven Residential Mortgage Trust, Series 2018-2A, Class A1, 3.48%, 4/25/58, Callable 12/25/20 @ 100*(a)(c)	116,081
117	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	123
445,897	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49, Callable 3/25/23 @ 100*(a)(c)	453,671
1,921	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33, Callable 12/25/20 @ 100*(a)(b)	1,972
72,859	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47, Callable 9/25/22 @ 100*(a)(c)	73,012
21,604	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 3.51%, 4/25/36, Callable 11/25/21 @ 100*(a)	19,372
24,927	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 12/25/20 @ 100*	25,108
29,261	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34, Callable 2/25/28 @ 100*	31,254

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$925,688	New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1, 2.80%, 7/25/49, Callable 6/25/21 @ 100*(a)(c)	$936,825
6,593	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 12/25/20 @ 100*	6,730
119,974	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 12/25/20 @ 100*	121,185
12,952	Sequoia Mortgage Trust, Series 2018-6, Class A4, 4.00%, 7/25/48, Callable 4/25/22 @ 100*(a)(c)	12,948
36,782	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 12/25/20 @ 100*	8,214
227,206	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 12/25/20 @ 100*	228,386
6,815	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 9/25/22 @ 100*	7,327
54,477	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 3/25/28 @ 100*	57,784
388,962	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 9/20/21 @ 100*(a)(c)	401,714
		2,825,660
Subprime Mortgage Backed Securities (1.3%)
510,085	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 9/25/28 @ 100*(a)(c)	525,459
225,286	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 8/25/28 @ 100*(a)(c)	233,935
528,463	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 2/25/35 @ 100*(a)(c)	551,410
		1,310,804
U.S. Government Agency Mortgage Backed Securities (12.3%)
182,971	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	187,903
26,549	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	26,598
346,392	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	356,006
541,274	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	556,913
581,855	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	595,188
235,550	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	240,987
223,131	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	231,223
857,943	Fannie Mae, Series 2020-54, Class TA, 2.00%, 5/25/43	875,341

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$301,348	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	$310,736
96,108	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	97,997
377,026	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50	393,054
177,386	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	185,142
297,025	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	308,766
14,981	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	15,064
104,115	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	108,896
923,221	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	994,875
116,397	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	124,318
491,727	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	515,138
120,393	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	126,955
437,627	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	463,430
788,110	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	896,274
923,083	Fannie Mae, Series 2018-M13, Class A1, 3.82%, 3/25/30(a)	1,073,532
11,111	Fannie Mae, 3.93% (H15T1Y + 231 bps), 12/1/27, Pool #422279	11,158
36,875	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	39,782
272	Fannie Mae, 5.00%, 8/1/33, Pool #730856	314
141	Fannie Mae, 5.00%, 7/1/35, Pool #832198	163
218	Fannie Mae, 5.50%, 2/1/33, Pool #683351	254
123	Fannie Mae, 5.50%, 9/1/34, Pool #725773	146
1,999	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	2,243
2,980	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	3,126
1,125	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	1,157
31,631	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.69%, 8/25/42, Callable 12/25/20 @ 100*(a)	33,145
15,268	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32, Callable 12/25/20 @ 100*(a)(b)	16,363
55,979	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	56,387
146,922	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	148,757
79,979	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	80,789
166,246	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	171,217
141,040	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	144,840

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$518,993	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	$533,281
160,485	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41, Callable 11/15/31 @ 100*	166,250
340,311	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	351,160
164,324	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	174,807
230,741	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	245,367
164,808	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	179,862
59,261	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	63,593
3,697	Freddie Mac, 3.62% (H15T1Y + 213 bps), 4/1/24, Pool #409624	3,705
923	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	980
211	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	236
1,506	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	1,702
958	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	1,127
10,884	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	12,313
494	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	539
992	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22, Callable 1/15/21 @ 100*	1,024
165,418	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	172,029
394,627	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	417,024
155,084	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(a)	166,705
461,413	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	480,035
25,570	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	27,306
1,562	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	1,612
8,104	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	9,101
3,124	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	3,316
		12,407,251
Total Mortgage Backed Securities		19,950,422

Corporate Bonds (32.4%)
Banks (4.7%)
1,940,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	2,066,325
1,100,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100 *	1,181,159

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Banks, continued:
$1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	$1,431,686
		4,679,170
Beverages (2.8%)
1,600,000	Keurig Dr Pepper, Inc., 4.60%, 5/25/28, Callable 2/25/28 @ 100 *	1,936,676
800,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100 *	896,218
		2,832,894
Capital Markets (1.5%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,457,622
Diversified Financial Services (1.5%)
600,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	633,708
850,000	Korea Development Bank, 2.75%, 3/19/23	893,955
		1,527,663
Diversified Telecommunication Services (1.5%)
1,520,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100 *	1,550,687
Electric Utilities (1.1%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	1,098,124
Entertainment (0.7%)
715,000	The Walt Disney Co., 2.00%, 9/1/29, Callable 6/1/29 @ 100 *	743,544
Equity Real Estate Investment Trusts (0.3%)
250,242	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (c)	255,117
Food Products (3.6%)
1,025,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	1,154,689
1,059,000	Conagra Brands, Inc., 4.60%, 11/1/25, Callable 9/1/25 @ 100 *	1,233,325
320,000	Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @ 100 *(c)	320,139
825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(c)	955,679
		3,663,832
Health Care Providers & Services (3.7%)
700,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	759,537
860,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	901,383
1,050,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100 *	1,119,944
890,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	987,633
		3,768,497
Hotels, Restaurants & Leisure (1.5%)
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	339,825
1,000,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100 *	1,162,515
		1,502,340
Industrial Conglomerates (1.2%)
1,120,000	General Electric Co., 3.10%, 1/9/23	1,178,413
Insurance (2.2%)
1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (c)	1,170,819

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Insurance, continued:
$1,000,000	New York Life Global Funding, 2.88%, 4/10/24 (c)	$1,074,485
		2,245,304
Internet & Direct Marketing Retail (1.0%)
1,000,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100 *	1,049,895
IT Services (1.2%)
1,000,000	International Business Machines Corp., 3.50%, 5/15/29	1,157,084
Oil, Gas & Consumable Fuels (1.0%)
1,000,000	HollyFrontier Corp., 2.63%, 10/1/23	1,008,143
Semiconductors & Semiconductor Equipment (0.4%)
325,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100 *	374,440
Specialty Retail (1.2%)
1,000,000	Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100 *	1,236,822
Technology Hardware, Storage & Peripherals (1.3%)
1,125,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	1,276,042
Total Corporate Bonds		32,605,633

Taxable Municipal Bonds (19.7%)
Georgia (1.9%)
1,665,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	1,861,553
Kentucky (0.8%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	771,435
Massachusetts (1.2%)
1,150,000	Massachusetts State College Building Authority Revenue, Series C, 2.44%, 5/1/28, ST APPROP	1,212,606
Michigan (1.0%)
1,000,000	Michigan State Housing Development Authority Revenue, Series B, 3.49%, 12/1/40, Continuously Callable @100	1,043,510
Missouri (0.2%)
235,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	235,992
New York (1.3%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100	1,343,336
Oklahoma (2.4%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	548,905
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,873,905
		2,422,810
Oregon (2.0%)
1,000,000	State of Oregon, GO, Series O, 1.60%, 8/1/31, Continuously Callable @100	1,008,200

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Oregon, continued:
$1,000,000	State of Oregon, GO, Series O, 1.70%, 8/1/32, Continuously Callable @100	$1,005,510
		2,013,710
Pennsylvania (1.3%)
1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	1,303,662
Texas (5.3%)
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/26, PSF-GTD	1,199,480
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/27, PSF-GTD	1,227,720
740,000	Country of Galveston Texas, Build America Bonds, GO, 5.91%, 2/1/29	896,436
785,000	Texas Transportation Commission State Highway Fund Revenue, 5.18%, 4/1/30	1,008,325
1,000,000	Texas Transportation Commission, GO, 1.78%, 10/1/32	1,017,060
		5,349,021

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Washington (2.3%)
$1,200,000	County of King WA Sewer Revenue, Series B, 1.86%, 1/1/33, Continuously Callable @100	$1,215,204
1,070,000	Pierce County School District No 10 Tacoma, GO, 1.90%, 12/1/33, SCH BD GTY	1,101,308
		2,316,512
Total Taxable Municipal Bonds		19,874,147

U.S. Treasury Obligations (17.2%)
U.S. Treasury Bonds
3,115,000	2.25%, 8/15/46	3,606,221
U.S. Treasury Notes
4,575,000	1.38%, 10/15/22	4,679,546
4,547,000	2.00%, 4/30/24	4,821,951
3,783,000	2.25%, 2/15/27	4,184,501
		13,685,998
Total U.S. Treasury Obligations		17,292,219

Investment in Affiliates (5.9%)
5,993,284	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	5,993,284
Total Investment in Affiliates		5,993,284

Total Investments (Cost $95,355,465) - 99.5%(e)		100,196,623
Other assets in excess of liabilities — 0.5%		543,838
Net Assets - 100.0%		$100,740,461

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2020.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2020.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2020.
(e)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (18.0%)
$229,332	ABFC Trust, Series 2005-AQ1, Class A6, 4.62%, 1/25/35, Callable 12/25/20 @ 100*(a)(b)	$237,558
479,030	ABFC Trust, Series 2005-HE2, Class M3, 0.93% (US0001M + 78 bps), 6/25/35, Callable 12/25/20 @ 100*	479,418
682,416	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 1.05% (US0001M + 90 bps), 8/25/34, Callable 12/25/20 @ 100*	661,569
376,215	Bayview Commercial Asset Trust, Series 2004-3, Class A1, 0.71% (US0001M + 56 bps), 1/25/35, Callable 12/25/20 @ 100*(c)	370,815
25,073	Bayview Financial Mortgage Pass Trust, Series 2005-D, Class AF4, 5.50%, 12/28/35, Callable 12/28/20 @ 100*(a)	24,913
39,617	Bayview Opportunity Master Fund Trust, Series 2017-RT1, Class A1, 3.00%, 3/28/57, Callable 4/28/22 @ 100*(a)(c)	40,298
227,376	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A2, 1.45% (US0001M + 130 bps), 3/25/37, Callable 2/25/23 @ 100*(c)	226,620
26,925	Centex Home Equity Loan Trust, Series 2002-A, Class AF6, 5.54%, 1/25/32, Callable 12/25/20 @ 100*	27,727
38,476	Centex Home Equity Loan Trust, Series 2005-A, Class AF5, 5.78%, 1/25/35, Callable 12/25/20 @ 100*(a)(b)	38,514
5,962	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.10%, 5/25/35, Callable 12/25/20 @ 100*(a)(b)	6,010
196,267	Credit-Based Asset Servicing And Securitization LLC, Series 2005-RP2, Class M2, 1.75% (US0001M + 160 bps), 9/25/35, Callable 7/25/21 @ 100*(c)	197,022
304,338	Credit-Based Asset Servicing And Securitization LLC, Series 2007-SP1, Class A4, 5.03%, 12/25/37, Callable 12/25/20 @ 100*(a)(b)(c)	311,623
40,211	CWABS Asset-Backed Certificates Trust, Series 2005-11, Class AF4, 5.21%, 3/25/34, Callable 12/25/20 @ 100*(a)	40,314
45,960	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.29%, 11/25/34, Callable 12/25/20 @ 100*(a)(b)	46,924
305,287	GSAMP Trust, Series 2006-HE1, Class M1, 0.54% (US0001M + 39 bps), 1/25/36, Callable 12/25/20 @ 100*	303,988
305,047	MASTR Asset Backed Securities Trust, Series 2004-FRE1, Class M6, 2.25% (US0001M + 210 bps), 7/25/34, Callable 12/25/20 @ 100*	301,831

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$594,592	Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1, 1.50% (US0001M + 135 bps), 3/25/33, Callable 12/25/20 @ 100*	$594,262
494,323	NovaStar Mortgage Funding Trust, Series 2003-4, Class A1, 0.89% (US0001M + 74 bps), 2/25/34, Callable 12/25/20 @ 100*	482,828
104,047	Quest Trust, Series 2005-X1, Class M2, 1.35% (US0001M + 120 bps), 3/25/35, Callable 12/25/20 @ 100*(c)	104,157
32,056	Residential Asset Mortgage, Series 2004-RS12, Class MI1, 5.64%, 12/25/34, Callable 12/25/20 @ 100*(a)(b)	33,203
49,423	Residential Asset Securities Corp., Series 2004-KS8, Class MI1, 5.34%, 9/25/34, Callable 12/25/20 @ 100*(a)	50,759
108,546	Saxon Asset Securities Trust, Series 2007-1, Class A2C, 0.30% (US0001M + 15 bps), 1/25/47, Callable 1/25/24 @ 100*	107,174
149,272	Specialty Underwriting & Residential Finance, Series 2003-BC4, Class A3B, 4.79%, 11/25/34, Callable 12/25/20 @ 100*(a)	154,217
Total Asset Backed Securities		4,841,744

Mortgage Backed Securities† (27.5%)
Alt-A - Fixed Rate Mortgage Backed Securities (4.0%)
25,896	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A1, 5.75%, 6/25/34, Callable 12/25/20 @ 100*(a)(b)	26,633
19,895	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.50%, 7/25/34, Callable 12/25/20 @ 100*	20,541
22,035	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.50%, 8/25/34, Callable 12/25/20 @ 100*	22,774
111,189	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33, Callable 12/25/20 @ 100*	115,584
52,080	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34, Callable 12/25/20 @ 100*	53,114
40,382	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34, Callable 12/25/20 @ 100*	41,442
12,697	MASTR Alternative Loans Trust, Series 2004-11, Class 6A1, 5.50%, 10/25/34, Callable 8/25/21 @ 100*	13,252
120,618	MASTR Alternative Loans Trust, Series 2004-7, Class 1A1, 5.50%, 7/25/34, Callable 12/25/20 @ 100*	125,960
151,085	MASTR Alternative Loans Trust, Series 2003-3, Class 2A5, 6.00%, 5/25/33, Callable 12/25/20 @ 100*	157,962
47,262	MASTR Alternative Loans Trust, Series 2004-5, Class 2A1, 6.00%, 6/25/34, Callable 12/25/20 @ 100*	49,081
315,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33, Callable 12/25/20 @ 100*	334,241

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$87,000	Residential Asset Securitization Trust, Series 2003-A10, Class A2, 5.20%, 9/25/33, Callable 12/25/20 @ 100*	$88,450
23,652	Structured Asset Securities Corp., Series 2004-4XS, Class A3A, 5.16%, 2/25/34, Callable 12/25/20 @ 100*(a)(b)	24,056
		1,073,090
Prime Adjustable Rate Mortgage Backed Securities (10.4%)
59,849	Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 2.36%, 8/25/34, Callable 12/25/20 @ 100*(a)	60,044
115,995	Impac Secured Assets CMN Owner Trust, Series 2003-3, Class A1, 5.05%, 8/25/33, Callable 12/25/20 @ 100*(a)	120,172
884,703	LSTAR Securities Investment Trust, Series 2019-2, Class A1, 1.65% (US0001M + 150 bps), 4/1/24, Callable 2/1/23 @ 100*(c)	879,180
475,496	LSTAR Securities Investment Trust, Series 2019-1, Class A1, 1.85% (US0001M + 170 bps), 3/1/24, Callable 10/1/21 @ 100*(c)	470,415
479,357	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 1.65% (US0001M + 150 bps), 5/1/24(c)	477,445
233,179	RBSSP Resecuritization Trust, Series 2011-3, Class 2A1, 0.40% (US0001M + 25 bps), 2/26/37(c)	232,749
46,680	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.72%, 9/25/34, Callable 12/25/20 @ 100*(a)	47,379
39,969	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 3.07%, 7/25/34, Callable 12/25/20 @ 100*(a)	41,672
339,155	Terwin Mortgage Trust, Series 2006-9HGA, Class A2, 0.35% (US0001M + 20 bps), 10/25/37, Callable 12/25/20 @ 100*(c)	333,238
124,607	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.85%, 6/20/44, Callable 11/20/23 @ 100*(a)(c)	129,856
		2,792,150
Prime Fixed Mortgage Backed Securities (5.7%)
163,047	Alternative Loan Trust, Series 2004-18CB, Class 4A1, 5.50%, 9/25/34, Callable 12/25/20 @ 100*	168,984
19,671	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34, Callable 6/25/21 @ 100*	20,188
9,816	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36, Callable 12/25/20 @ 100*	9,913
11,600	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36, Callable 12/25/20 @ 100*	11,920
133,791	Countrywide Home Loans, Series 2005-6, Class 1A3, 5.15%, 4/25/35, Callable 12/25/20 @ 100*	139,499

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$30,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34, Callable 12/25/20 @ 100*	$31,331
111,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34, Callable 12/25/20 @ 100*	113,072
49,000	Countrywide Home Loans, Series 2004-9, Class A5, 5.25%, 6/25/34, Callable 12/25/20 @ 100*	50,986
271,000	Countrywide Home Loans, Series 2005-5, Class A4, 5.40%, 3/25/35, Callable 12/25/20 @ 100*	282,652
156,610	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34, Callable 12/25/20 @ 100*	159,030
59,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 12/25/20 @ 100*	59,768
61,000	Countrywide Home Loans, Series 2004-8, Class 1A7, 5.75%, 7/25/34, Callable 12/25/20 @ 100*	62,500
66,627	Credit Suisse Mortgage Trust, Series 2013-IVR2, Class AD, 1.55%, 4/25/43, Callable 9/25/22 @ 100*(a)(c)	66,707
10,915	Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50%, 10/25/47, Callable 6/25/22 @ 100*(a)(c)	10,915
67,189	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34, Callable 12/25/20 @ 100*	68,616
128,793	GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 12/25/20 @ 100*	130,899
16,019	JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 8/25/47, Callable 9/25/22 @ 100*(a)(c)	16,048
10,364	JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 11/25/22 @ 100*(a)(c)	10,380
48,251	Sequoia Mortgage Trust, Series 2013-4, Class A3, 1.55%, 4/25/43, Callable 8/25/22 @ 100*(a)	48,263
71,000	WaMu Mortgage Pass, Series 2004-RS1, Class A3, 5.50%, 11/25/33, Callable 12/25/20 @ 100*	73,353
		1,535,024
U.S. Government Agency Mortgage Backed Securities (7.4%)
95,939	Fannie Mae, Series 2013-56, Class GM, 2.00%, 8/25/41	98,969
98,010	Fannie Mae, Series 2003-W14, Class 2A, 4.07%, 1/25/43, Callable 12/25/20 @ 100*(a)	103,070
205,847	Fannie Mae, Series 2003-W13, Class AF5, 4.78%, 10/25/33, Callable 12/25/20 @ 100*(a)(b)	231,578
166,470	Fannie Mae, Series 2004-W3, Class A8, 5.50%, 5/25/34, Callable 12/25/20 @ 100*	185,475
234,122	Fannie Mae, Series 240, Class 11, 9.00%, 9/25/23	256,920
269,110	Fannie Mae, Series 250, Class 11, 9.00%, 10/25/23	296,583

CAVANAL HILL FUNDS

Strategic Enhanced Yield Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$138,650	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32, Callable 12/25/20 @ 100*(a)(b)	$148,594
178,000	Freddie Mac, 1.50%, 1/27/33, Callable 1/27/21 @ 100*	176,396
25,654	Freddie Mac, Series 4664, Class TC, 3.00%, 6/15/41	25,813
97,380	Freddie Mac, Series 2017-SC01, Class 2A, 3.50%, 12/25/46, Callable 2/25/26 @ 100*	99,878
341,052	Government National Mortgage Assoc., Series 2013-176, Class BE, 2.76%, 3/16/46, Callable 6/16/22 @ 100*(a)	353,227
		1,976,503
Total Mortgage Backed Securities		7,376,767

Corporate Bonds (13.8%)
Aerospace & Defense (1.5%)
120,000	Lockheed Martin Corp., 2.80%, 6/15/50, Callable 12/15/49 @ 100 *	130,856
89,000	Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100 *	134,292
118,000	Raytheon Technologies Corp., 3.13%, 7/1/50, Callable 1/1/50 @ 100 *	132,996
		398,144
Air Freight & Logistics (0.5%)
92,000	FedEx Corp., 5.25%, 5/15/50, Callable 11/15/49 @ 100 *	131,050
Beverages (0.5%)
108,000	Keurig Dr Pepper, Inc., 3.80%, 5/1/50, Callable 11/1/49 @ 100 *	129,128
Chemicals (0.5%)
115,000	Dow Chemical Co. (The), 3.60%, 11/15/50, Callable 5/15/50 @ 100 *	128,005
Food Products (0.5%)
129,000	Mondelez International, Inc., 2.63%, 9/4/50, Callable 3/4/50 @ 100 *	131,315
Industrial Conglomerates (0.5%)
104,000	3M Co., 3.70%, 4/15/50, Callable 10/15/49 @ 100 *	130,103
IT Services (0.5%)
100,000	International Business Machines Corp., 4.25%, 5/15/49	132,963
Oil, Gas & Consumable Fuels (2.8%)
725,000	HollyFrontier Corp., 2.63%, 10/1/23	730,904
26,000	ONEOK, Inc., 5.85%, 1/15/26, Callable 12/15/25 @ 100 *	30,377
		761,281
Sovereign Bond (1.7%)
450,000	International Bank for Reconstruction & Development, 2.70%, 12/28/37, Callable 12/28/22 @ 100 *	465,723

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Specialty Retail (0.5%)
$121,000	Lowe's Cos., Inc., 3.00%, 10/15/50, Callable 4/15/50 @ 100 *	$129,950
Tobacco (4.3%)
180,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100 *	256,780
546,000	BAT Capital Corp., 4.91%, 4/2/30, Callable 1/2/30 @ 100 *	657,101
156,000	Philip Morris International, Inc., 6.38%, 5/16/38	239,538
		1,153,419
Total Corporate Bonds		3,691,081

U.S. Government Agency Securities (16.2%)
Federal Farm Credit Banks
1,004,000	1.95%, 8/13/40, Callable 8/13/21 @ 100 *	984,161
1,000,000	1.99%, 9/24/40, Callable 9/24/21 @ 100 *	986,623
150,000	2.00%, 5/14/40, Callable 5/14/25 @ 100 *	151,474
520,000	2.02%, 7/2/40, Callable 7/2/21 @ 100 *	516,548
400,000	2.12%, 6/4/40, Callable 6/4/21 @ 100 *	400,503
230,000	2.13%, 5/21/40, Callable 5/21/21 @ 100 *	230,386
		3,269,695
Federal Home Loan Banks
375,000	1.78%, 5/4/35, Callable 5/4/23 @ 100 *	360,884
220,000	1.92%, 6/4/37, Callable 6/4/21 @ 100 *	218,440
220,000	1.95%, 6/3/36, Callable 12/15/20 @ 100 *	213,853
285,000	2.00%, 5/4/35, Callable 5/4/21 @ 100 *	286,893
		1,080,070
Total U.S. Government Agency Securities		4,349,765

U.S. Treasury Obligations (13.1%)
U.S. Treasury Bonds
1,000,000	1.13%, 5/15/40	962,344
1,050,000	1.25%, 5/15/50	968,789
		1,931,133
U.S. Treasury Notes
1,500,000	1.50%, 10/31/24	1,571,953
Total U.S. Treasury Obligations		3,503,086

Investment in Affiliates (11.0%)
2,940,763	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	2,940,763
Total Investment in Affiliates		2,940,763

Total Investments (Cost $26,497,472) - 99.6%		26,703,206
Other assets in excess of liabilities — 0.4%		116,757
Net Assets - 100.0%		$26,819,963

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2020.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2020.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (103.5%)
Alaska (3.8%)
$1,455,000	State of Alaska International Airports System Revenue, Series A, 0.12%, 10/1/30, Continuously Callable @100, LOC(a)	$1,455,000
Colorado (3.9%)
1,505,000	City of Colorado Springs, Colorado Variable Rate Demand Utilities System Improvement Revenue, Series C, 0.11%, 11/1/40, Continuously Callable @100, Barclays Bank(a)	1,505,000
District of Columbia (3.5%)
1,325,000	Metropolitan Washington Airports Authority Revenue, Series D-1, 0.12%, 10/1/39, Continuously Callable @100, LOC(a)	1,325,000
Florida (3.7%)
1,400,000	Palm Beach County Revenue, 0.11%, 7/1/32, Callable 1/4/21 @ 100, Northern Trust Co.*(a)	1,400,000
Illinois (18.1%)
1,400,000	Channahon Illinois, Morris Hospital Revenue, 0.11%, 12/1/34, Continuously Callable @100, U.S. Bank NA(a)	1,400,000
130,000	City of Monmouth IL, GO, 4.00%, 12/1/21, BAM	134,177
165,000	City of Waukegan IL Water & Sewer System Revenue, 4.00%, 12/30/21, AGM	170,999
525,000	Cook County Community Unit School District No 401 Elmwood Park, GO, 3.00%, 12/1/21	538,787
340,000	Cook County School District No 162 Matteson, GO, Series B, 3.00%, 12/1/21, BAM	348,928
145,000	County of Du Page IL, GO, 4.00%, 7/1/21	148,187
1,245,000	Illinois State Finance Authority Revenue, Series C, 0.10%, 2/15/33, Continuously Callable @100, Northern Trust Co.(a)	1,245,000
200,000	Kankakee & Will Counties Community Unit School District No 5, GO, 5.00%, 12/1/21, BAM	209,230
250,000	Knox & Warren Counties Community Unit School District No 205 Galesburg, GO, Series B, 4.00%, 12/1/20	250,024
100,000	Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, GO, 5.00%, 12/1/22, BAM	108,327
170,000	Sycamore Park District, GO, Series A, 2.00%, 12/15/20, BAM	170,114
1,300,000	Village of Brookfield IL Revenue, 0.12%, 6/1/38, Continuously Callable @100, Northern Trust Co.(a)	1,300,000
200,000	Village of Morton Grove Illinois, GO, 5.00%, 12/15/20	200,368
170,000	West Chicago Park District, GO, Series B, 3.00%, 12/1/22, BAM	177,638

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Illinois, continued:
$500,000	Williamson & Johnson Counties Community Unit School District No 2 Marion, GO, 2.00%, 12/1/21, BAM	$507,150
		6,908,929
Indiana (11.1%)
1,400,000	Beech Grove Central School Building Corp. Revenue, 2.00%, 7/15/21, Continuously Callable @100	1,407,056
750,000	Hamilton Southeastern Consolidated School Building Corp. Revenue, 2.00%, 7/15/21	755,850
750,000	Hamilton Southeastern Schools, GO, Series B, 3.00%, 12/31/21, ST INTERCEPT	770,183
400,000	Lafayette School Corp., GO, 4.00%, 7/15/21, ST INTERCEPT	408,772
850,000	Lafayette School Corp., GO, 4.00%, 1/15/22, ST INTERCEPT	883,167
		4,225,028
Iowa (0.8%)
300,000	Iowa Finance Authority Revenue, Series S, 0.12%, 2/15/41, Continuously Callable @100, JPM(a)	300,000
Kentucky (1.0%)
380,000	Bowling Green Independent School District Finance Corp. Revenue, 4.00%, 11/1/22, ST INTERCEPT	405,376
Louisiana (3.8%)
1,460,000	Louisiana Public Facilities Authority Revenue, Series B-3, 0.10%, 7/1/47, Continuously Callable @100, BNY(a)	1,460,000
Minnesota (3.7%)
1,400,000	City of Minneapolis MN Revenue, Series B, 0.11%, 12/1/27, Callable 1/4/21 @ 100*(a)	1,400,000
Mississippi (3.1%)
700,000	County of Jackson MS Revenue, 0.10%, 6/1/23, Callable 1/4/21 @ 100*(a)	700,000
500,000	Mississippi Business Finance Corp. Revenue, Series G, 0.10%, 11/1/35, Callable 1/4/21 @ 100*(a)	500,000
		1,200,000
Missouri (2.4%)
915,000	County of Jackson MO Revenue, 5.00%, 12/1/20, ST APPROP CITY APPROP	915,095
Nevada (3.5%)
1,350,000	County of Clark Nevada Industrial Development Revenue, Series A, 0.13%, 12/1/39, Continuously Callable @100, Bank of America(a)	1,350,000
New York (3.6%)
1,375,000	City of New York NY, GO, Series G-4, 0.12%, 4/1/42, Continuously Callable @100, LOC(a)	1,375,000
Ohio (3.7%)
215,000	American Municipal Power, Inc. Revenue, 2.25%, 1/22/21	215,600
500,000	American Municipal Power, Inc. Revenue, 3.00%, 4/28/21	505,440
473,435	City of Willowick Ohio, GO, 2.00%, 2/18/21	475,002

CAVANAL HILL FUNDS

Ultra Short Tax-Free Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Ohio, continued:
$215,000	Liberty Community Infrastructure Financing Authority, 4.00%, 12/1/20	$215,019
		1,411,061
Oregon (3.7%)
1,400,000	State of Oregon, GO, 0.10%, 12/1/36, Continuously Callable @100, Unicredit SpA(a)	1,400,000
Pennsylvania (3.7%)
125,000	City of Allentown PA, GO, 4.00%, 10/1/21, BAM	128,557
1,300,000	Philadelphia Pennsylvania, GO, Series B, 0.10%, 8/1/31, Continuously Callable @100, Barclays Bank(a)	1,300,000
		1,428,557
Rhode Island (3.7%)
1,400,000	Rhode Island Health and Educational Building Corp. Revenue, 0.10%, 9/1/43, Callable 1/4/21 @ 100*(a)	1,400,000
Tennessee (8.4%)
1,325,000	Clarksville Tennessee Public Building Authority Revenue, 0.12%, 11/1/35, Callable 1/1/21 @ 100, Bank of America*(a)	1,325,000
1,200,000	Loudon Industrial Development Board Revenue, 0.12%, 6/1/23, Continuously Callable @100(a)	1,200,000
700,000	Montgomery County Public Building Authority Revenue, 0.13%, 11/1/27, Callable 1/1/21 @ 100*(a)	700,000
		3,225,000
Texas (10.9%)
1,170,000	Austin Texas Hotel Occupancy Tax Revenue, 0.13%, 11/15/29, Continuously Callable @100, JPM(a)	1,170,000
200,000	Fort Bend County Municipal Utility District No 130, GO, 2.00%, 9/1/21, AGM	201,558

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$265,000	Fort Bend County Municipal Utility District No 130, GO, 2.00%, 9/1/22, AGM	$269,577
380,000	Fort Bend County Municipal Utility District No 169, GO, 3.00%, 12/1/21, AGM	389,207
675,000	Galveston County Municipal Utility District No 56, GO, 4.50%, 12/1/22, AGM	729,013
170,000	Grand Mission Municipal Utility District No 1, GO, 3.00%, 9/1/22, AGM	177,779
365,000	Harris County Municipal Utility District No 287, GO, 2.00%, 9/1/21, AGM	369,187
570,000	Harris County Municipal Utility District No 287, GO, 2.00%, 9/1/22, AGM	585,156
125,000	Remington Municipal Utility District No 1, GO, 4.00%, 9/1/21, AGM	128,391
150,000	Spring West Municipal Utility District, GO, 3.00%, 9/1/21, AGM	152,441
		4,172,309
Wisconsin (1.8%)
675,000	County of Green Wisconsin, GO, Series A, 3.00%, 12/1/20	675,048
Wyoming (1.6%)
600,000	County of Lincoln Wyoming Revenue, 0.12%, 10/1/44, Continuously Callable @100, Exxon Mobil Corp.(a)	600,000
Total Municipal Bonds		39,536,403

Investment in Affiliates (0.1%)
33,057	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	33,057
Total Investment in Affiliates		33,057

Total Investments (Cost $39,552,035) - 103.6%		39,569,460
Liabilities in excess of other assets — (3.6)%		(1,390,446)
Net Assets - 100.0%		$38,179,014

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at November 30, 2020.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
BNY	Bank of New York Mellon
GO	General Obligation
JPM	J.P. Morgan Chase Bank
LOC	Letter of Credit

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments

November 30, 2020

(Unaudited)

Shares	Security Description	Value

Common Stocks (52.1%)
Aerospace & Defense (0.7%)
347	General Dynamics Corp.	$51,824
83	HEICO Corp.	10,257
80	HEICO Corp., Class A	8,860
193	L3Harris Technologies, Inc.	37,054
298	Lockheed Martin Corp.	108,770
83	Northrop Grumman Corp.	25,088
340	Raytheon Technologies Corp.	24,385
25	Teledyne Technologies, Inc.(a)	9,449
116	TransDigm Group, Inc.	67,186
226	Vectrus, Inc.(a)	10,773
		353,646
Air Freight & Logistics (0.2%)
472	United Parcel Service, Inc., Class B	80,745
Airlines (0.1%)
1,042	Southwest Airlines Co.	48,286
Auto Components (0.3%)
1,670	BorgWarner, Inc.	64,879
1,136	Gentex Corp.	37,034
199	Lear Corp.	28,447
		130,360
Automobiles (0.2%)
201	Tesla, Inc.(a)	114,088
Banks (1.2%)
1,558	Bank of America Corp.	43,873
665	Citigroup, Inc.	36,622
406	East West Bancorp, Inc.	17,344
2,453	JPMorgan Chase & Co.	289,160
585	People's United Financial, Inc.	7,254
90	SVB Financial Group(a)	31,037
135	The PNC Financial Services Group, Inc.	18,640
1,379	Truist Financial Corp.	64,013
1,906	U.S. Bancorp	82,358
370	Western Alliance Bancorp	18,970
		609,271
Beverages (1.0%)
36	Coca-Cola Consolidated, Inc.	9,421
323	Monster Beverage Corp.(a)	27,384
101	National Beverage Corp.(a)	9,901
1,824	PepsiCo, Inc.	263,075
3,288	The Coca-Cola Co.	169,661
		479,442
Biotechnology (1.0%)
1,200	AbbVie, Inc.	125,496
335	Alexion Pharmaceuticals, Inc.(a)	40,907
667	Amgen, Inc.	148,101
187	Biogen, Inc.(a)	44,912
232	Eagle Pharmaceuticals, Inc.(a)	10,556
257	Exelixis, Inc.(a)	4,924
506	Gilead Sciences, Inc.	30,699
133	Ionis Pharmaceuticals, Inc.(a)	6,720
135	Neurocrine Biosciences, Inc.(a)	12,817
60	Regeneron Pharmaceuticals, Inc.(a)	30,962
194	Vertex Pharmaceuticals, Inc.(a)	44,183
		500,277
Building Products (0.3%)
447	Allegion PLC	50,976
289	Builders FirstSource, Inc.(a)	10,812
460	Carrier Global Corp.	17,512
101	CSW Industrials, Inc.	10,836
173	Lennox International, Inc.	49,795

Shares	Security Description	Value

Common Stocks, continued:
Building Products, continued:
234	Patrick Industries, Inc.	$14,751
117	Simpson Manufacturing Co, Inc.	10,752
		165,434
Capital Markets (2.0%)
226	Ameriprise Financial, Inc.	41,864
114	BlackRock, Inc.	79,612
436	CME Group, Inc.	76,313
139	Cohen & Steers, Inc.	9,837
921	Evercore, Inc.	83,746
708	GAMCO Investors, Inc., Class A	10,110
139	Hamilton Lane, Inc., Class A	9,713
155	Houlihan Lokey, Inc.	10,041
825	Intercontinental Exchange, Inc.	87,046
448	LPL Financial Holdings, Inc.	40,665
19	MarketAxess Holdings, Inc.	10,244
85	Moody's Corp.	23,999
17	Morningstar, Inc.	3,402
224	MSCI, Inc., Class A	91,710
444	Nasdaq, Inc.	56,828
142	PJT Partners, Inc., Class A	9,838
170	S&P Global, Inc.	59,803
139	Stifel Financial Corp.	9,633
161	StoneX Group, Inc.(a)	9,921
297	T. Rowe Price Group, Inc.	42,593
396	The Bank of New York Mellon Corp.	15,491
571	The Charles Schwab Corp.	27,853
678	The Goldman Sachs Group, Inc.	156,333
		966,595
Chemicals (0.7%)
446	AdvanSix, Inc.(a)	7,925
155	Air Products & Chemicals, Inc.	43,422
999	Axalta Coating Systems, Ltd.(a)	28,581
1,404	CF Industries Holdings, Inc.	52,369
77	Chase Corp.	8,158
1	Corteva, Inc.	38
1,291	Dow, Inc.	68,436
242	Ecolab, Inc.	53,760
158	Hawkins, Inc.	7,929
96	Innospec, Inc.	7,900
88	International Flavors & Fragrances, Inc.	9,865
291	Koppers Holdings, Inc.(a)	7,877
124	PPG Industries, Inc.	18,200
15	The Sherwin-Williams Co.	11,215
149	Westlake Chemical Corp.	11,197
		336,872
Commercial Services & Supplies (0.6%)
342	Cintas Corp.	121,513
5,628	Covanta Holding Corp.	69,787
432	IAA, Inc.(a)	25,885
560	Waste Management, Inc.	66,713
		283,898
Communications Equipment (0.5%)
188	Arista Networks, Inc.(a)	50,892
2,777	Cisco Systems, Inc.	119,467
282	Palo Alto Networks, Inc.(a)	82,885
		253,244
Construction & Engineering (0.3%)
695	Jacobs Engineering Group, Inc.	74,949
440	Primoris Services Corp.	10,670
968	Quanta Services, Inc.	66,153
673	Sterling Construction Co, Inc.(a)	10,761
		162,533

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Construction Materials (0.1%)
19	Martin Marietta Materials, Inc.	$5,047
299	Vulcan Materials Co.	41,755
		46,802
Consumer Finance (0.3%)
323	Capital One Financial Corp.	27,662
39	Credit Acceptance Corp.(a)	11,641
460	Enova International, Inc.(a)	9,618
767	Onemain Holdings, Inc.	29,905
1,444	Synchrony Financial	43,999
88	World Acceptance Corp.(a)	9,936
		132,761
Containers & Packaging (0.6%)
851	Amcor PLC	9,642
284	AptarGroup, Inc.	35,875
659	Ball Corp.	63,271
1,725	Berry Global Group, Inc.(a)	91,425
468	Packaging Corp. of America	60,840
1,193	Silgan Holdings, Inc.	40,323
179	UFP Technologies, Inc.(a)	7,888
		309,264
Distributors (0.1%)
152	Genuine Parts Co.	14,952
86	Pool Corp.	29,766
		44,718
Diversified Consumer Services (0.2%)
207	Bright Horizons Family Solutions, Inc.(a)	35,213
698	H&R Block, Inc.	13,122
635	K12, Inc.(a)	14,815
1,037	Perdoceo Education Corp.(a)	11,760
608	Terminix Global Holdings, Inc.(a)	29,810
		104,720
Diversified Financial Services (0.3%)
363	Berkshire Hathaway, Inc., Class B(a)	83,095
400	Jefferies Financial Group, Inc.	9,092
632	Voya Financial, Inc.	36,422
		128,609
Diversified Telecommunication Services (0.7%)
2,683	AT&T, Inc.	77,136
4,462	Verizon Communications, Inc.	269,550
		346,686
Electric Utilities (0.9%)
441	Alliant Energy Corp.	23,197
254	American Electric Power Co., Inc.	21,562
203	Duke Energy Corp.	18,810
198	Exelon Corp.	8,132
1,931	NextEra Energy, Inc.	142,102
1,595	OGE Energy Corp.	51,662
202	Otter Tail Corp.	8,044
618	Pinnacle West Capital Corp.	50,583
193	Portland General Electric Co.	7,986
2,469	PPL Corp.	70,169
818	Spark Energy, Inc., Class A	7,591
452	Xcel Energy, Inc.	30,447
		440,285
Electrical Equipment (0.3%)
212	Acuity Brands, Inc.	25,168
413	Emerson Electric Co.	31,727
467	Regal-Beloit Corp.	55,592
95	Rockwell Automation, Inc.	24,278
		136,765

Shares	Security Description	Value

Common Stocks, continued:
Electronic Equipment, Instruments & Components (0.8%)
419	Amphenol Corp., Class A	$54,810
984	CDW Corp.	128,402
2,024	Corning, Inc.	75,738
555	Keysight Technologies, Inc.(a)	66,622
913	Kimball Electronics, Inc.(a)	14,069
195	National Instruments Corp.	7,299
438	Sanmina Corp.(a)	13,935
382	Vontier Corp.(a)	12,671
		373,546
Energy Equipment & Services (0.1%)
383	Cactus, Inc., Class A	8,886
921	Matrix Service Co.(a)	8,823
1,084	National Energy Services Reunited Corp.(a)	9,474
646	Schlumberger NV	13,430
		40,613
Entertainment (0.8%)
59	Electronic Arts, Inc.(a)	7,537
252	Netflix, Inc.(a)	123,657
71	Spotify Technology SA(a)	20,687
340	Take-Two Interactive Software, Inc.(a)	61,373
1,070	The Walt Disney Co.	158,371
		371,625
Equity Real Estate Investment Trusts (2.1%)
1,936	American Homes 4 Rent, Class A	55,602
389	American Tower Corp.	89,937
363	Apartment Investment & Management Co.	11,017
445	CareTrust REIT, Inc.	8,646
639	Corporate Office Properties Trust	17,017
1,095	Crown Castle International Corp.	183,489
1,627	CubeSmart	52,926
834	Digital Reality Trust, Inc.	112,381
1,259	Duke Realty Corp.	47,917
47	Equinix, Inc.	32,796
537	Equity LifeStyle Properties, Inc.	31,463
418	Equity Residential	24,211
430	Extra Space Storage, Inc.	48,474
1,886	Host Hotels & Resorts, Inc.	26,461
56	Innovative Industrial Properties, Inc.	8,605
1,358	Lamar Advertising Co.	108,110
193	PotlatchDeltic Corp.	8,982
327	Prologis, Inc.	32,716
66	PS Business Parks, Inc.	8,699
130	Public Storage	29,180
70	SBA Communications Corp.	20,103
124	Simon Property Group, Inc.	10,239
329	SL Green Realty Corp.	19,049
435	Welltower, Inc.	27,396
		1,015,416
Food & Staples Retailing (1.2%)
529	Costco Wholesale Corp.	207,246
255	Ingles Markets, Inc., Class A	9,585
1,502	Sysco Corp.	107,078
407	The Kroger Co.	13,431
389	Walgreens Boots Alliance, Inc.	14,786
1,455	Wal-Mart Stores, Inc.	222,310
		574,436
Food Products (0.8%)
499	Campbell Soup Co.	24,960
326	General Mills, Inc.	19,827
1,033	Hormel Foods Corp.	48,737

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Food Products, continued:
544	Ingredion, Inc.	$41,970
128	John B Sanfilippo & Son, Inc.	9,499
544	Kellogg Co.	34,767
216	Lamb Weston Holdings, Inc.	15,634
56	Lancaster Colony Corp.	9,482
2,786	Mondelez International, Inc., Class A	160,056
310	The Hershey Co.	45,846
		410,778
Gas Utilities (0.1%)
86	Atmos Energy Corp.	8,247
1,105	UGI Corp.	39,205
		47,452
Health Care Equipment & Supplies (1.4%)
1,096	Abbott Laboratories	118,609
90	Align Technology, Inc.(a)	43,316
591	Baxter International, Inc.	44,957
222	Becton Dickinson & Co.	52,135
265	Danaher Corp.	59,527
424	Edwards Lifesciences Corp.(a)	35,569
788	Hill-Rom Holdings, Inc.	74,750
789	Hologic, Inc.(a)	54,544
187	IDEXX Laboratories, Inc.(a)	86,203
416	Medtronic PLC	47,299
43	STERIS PLC	8,334
115	Teleflex, Inc.	44,016
31	The Cooper Cos., Inc.	10,392
791	Zynex, Inc.(a)	11,042
		690,693
Health Care Providers & Services (1.3%)
431	Adapthealth Corp.(a)	12,870
192	AMN Healthcare Services, Inc.(a)	12,511
421	Anthem, Inc.	131,150
189	Centene Corp.(a)	11,652
108	Chemed Corp.	51,651
172	CVS Health Corp.	11,660
106	HCA Healthcare, Inc.	15,911
418	Joint Corp. (The)(a)	10,492
281	Molina Healthcare, Inc.(a)	57,360
206	National Research Corp.	10,570
277	Quest Diagnostics, Inc.	34,342
520	Select Medical Holdings Corp.(a)	12,532
179	The Ensign Group, Inc.	12,865
733	UnitedHealth Group, Inc.	246,537
		632,103
Health Care Technology (0.3%)
443	Computer Programs & System, Inc.	12,594
401	Veeva Systems, Inc.(a)	111,025
		123,619
Hotels, Restaurants & Leisure (1.0%)
7	Chipotle Mexican Grill, Inc.(a)	9,026
587	Darden Restaurants, Inc.	63,384
59	Domino's Pizza, Inc.	23,162
873	Hilton Worldwide Holdings, Inc.	90,469
147	Hyatt Hotels Corp., Class A	10,580
147	McDonald's Corp.	31,964
506	Six Flags Entertainment Corp.	15,549
2,109	Starbucks Corp.	206,724
129	Wendy's Co. (The)	2,837
192	Yum China Holdings, Inc.	10,825
119	Yum! Brands, Inc.	12,590
		477,110

Shares	Security Description	Value

Common Stocks, continued:
Household Durables (0.1%)
474	Garmin, Ltd.	$55,344
Household Products (0.9%)
238	Central Garden & Pet Co.(a)	9,530
476	Church & Dwight Co., Inc.	41,778
1,015	Colgate-Palmolive Co.	86,925
181	Kimberly-Clark Corp.	25,215
671	The Clorox Co.	136,186
950	The Procter & Gamble Co.	131,926
		431,560
Independent Power and Renewable Electricity Producers (0.1%)
1,187	AES Corp.	24,262
141	NRG Energy, Inc.	4,618
		28,880
Industrial Conglomerates (0.6%)
1,251	3M Co.	216,085
93	Carlisle Cos., Inc.	13,469
330	Honeywell International, Inc.	67,294
43	Roper Technologies, Inc.	18,361
		315,209
Insurance (1.2%)
151	AON PLC, Class A	30,938
170	Athene Holdings, Ltd., Class A(a)	7,539
1,011	Brighthouse Financial, Inc.(a)	35,486
566	Brown & Brown, Inc.	25,487
73	Chubb, Ltd.	10,792
172	Cincinnati Financial Corp.	13,132
1,240	FNF Group	44,628
955	Heritage Insurance Holdings	9,875
293	Marsh & McLennan Cos., Inc.	33,589
1,852	Prudential Financial, Inc.	140,048
428	The Allstate Corp.	43,806
217	The Hanover Insurance Group, Inc.	24,380
1,103	The Hartford Financial Services Group, Inc.	48,753
398	The Progressive Corp.	34,670
124	Travelers Companies, Inc.	16,077
2,553	Unum Group	56,753
		575,953
Interactive Media & Services (2.5%)
182	Alphabet, Inc., Class A(a)	319,301
226	Alphabet, Inc., Class C(a)	397,927
389	Cargurus, Inc.(a)	9,745
1,762	Facebook, Inc., Class A(a)	488,021
486	Twitter, Inc.(a)	22,604
280	Yelp, Inc.(a)	8,943
		1,246,541
Internet & Direct Marketing Retail (2.5%)
310	Amazon.com, Inc.(a)	982,092
26	Booking Holdings, Inc.(a)	52,740
556	eBay, Inc.	28,039
194	Etsy, Inc.(a)	31,176
921	Expedia Group, Inc.	114,655
		1,208,702
IT Services (2.8%)
522	Accenture PLC, Class A	130,025
81	Akamai Technologies, Inc.(a)	8,384
458	Alliance Data Systems Corp.	33,498
270	Automatic Data Processing, Inc.	46,948
248	Booz Allen Hamilton Holding Corp.	21,524
49	Broadridge Financial Solutions, Inc.	7,197
21	CACI International, Inc., Class A(a)	4,983
327	CSG Systems International, Inc.	14,185

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
IT Services, continued:
1,010	DXC Technology Co.	$22,129
153	Fidelity National Information Services, Inc.	22,707
144	Fiserv, Inc.(a)	16,586
978	Hackett Group, Inc. (The)	13,770
637	International Business Machine Corp.	78,682
28	Jack Henry & Associates, Inc.	4,504
150	Leidos Holdings, Inc.	15,105
903	MasterCard, Inc., Class A	303,869
153	Okta, Inc.(a)	37,491
350	Paychex, Inc.	32,602
438	Paypal Holdings, Inc.(a)	93,785
778	The Western Union Co.	17,552
208	TTEC Holdings, Inc.	14,073
73	Twilio, Inc., Class A(a)	23,367
785	VeriSign, Inc.(a)	157,565
1,173	Visa, Inc., Class A	246,741
		1,367,272
Leisure Products (0.1%)
267	Hasbro, Inc.	24,839
188	YETI Holdings, Inc.(a)	11,876
		36,715
Life Sciences Tools & Services (1.2%)
1,323	Agilent Technologies, Inc.	154,659
23	Bio-Techne Corp.	6,976
140	Charles River Laboratories International, Inc.(a)	32,833
130	Illumina, Inc.(a)	41,872
284	Iqvia Holdings, Inc.(a)	47,993
103	Medpace Holdings, Inc.(a)	13,221
85	Mettler-Toledo International, Inc.(a)	97,753
351	Thermo Fisher Scientific, Inc.	163,208
229	Waters Corp.(a)	53,130
		611,645
Machinery (1.3%)
1,836	Allison Transmission Holdings, Inc.	75,368
290	Caterpillar, Inc.	50,341
150	Deere & Co.	39,243
229	DMC Global, Inc.	9,355
117	Dover Corp.	14,277
966	Fortive Corp.	67,746
452	Graco, Inc.	30,618
1,957	Hillenbrand, Inc.	73,329
284	IDEX Corp.	54,855
301	Illinois Tool Works, Inc.	63,538
113	ITT, Inc.	8,207
403	Meritor, Inc.(a)	10,639
75	Omega Flex, Inc.	10,629
218	Otis Worldwide Corp.	14,593
182	PACCAR, Inc.	15,845
655	The Timken Co.	48,103
368	The Toro Co.	33,381
		620,067
Media (0.5%)
7	Cable One, Inc.	13,865
1,810	Comcast Corp., Class A	90,934
1,633	Discovery, Inc., Class C(a)	39,225
1,599	DISH Network Corp., Class A(a)	57,356
1,070	Gray Television, Inc.(a)	18,896
781	Msg Networks, Inc., Class A(a)	9,481
183	TechTarget, Inc.(a)	9,607

Shares	Security Description	Value

Common Stocks, continued:
Media, continued:
1,316	TEGNA, Inc.	$18,964
		258,328
Metals & Mining (0.2%)
394	Commercial Metals Co.	7,845
372	Newmont Mining Corp.	21,881
136	Reliance Steel & Aluminum Co.	16,021
1,163	Steel Dynamics, Inc.	42,112
		87,859
Mortgage Real Estate Investment Trusts (0.0%^)
942	AGNC Investment Corp.	14,394
893	New Residential Investment Corp.	8,269
		22,663
Multiline Retail (0.3%)
334	Dollar General Corp.	73,006
421	Target Corp.	75,582
		148,588
Multi-Utilities (0.3%)
130	Black Hills Corp.	7,908
341	CenterPoint Energy, Inc.	7,908
149	CMS Energy Corp.	9,169
450	MDU Resources Group, Inc.	11,223
135	NorthWestern Corp.	7,830
635	Public Service Enterprise Group, Inc.	37,008
441	WEC Energy Group, Inc.	41,873
		122,919
Oil, Gas & Consumable Fuels (0.6%)
1,132	Cabot Oil & Gas Corp.	19,833
626	Chevron Corp.	54,575
978	Cimarex Energy Co.	35,159
204	ConocoPhillips	8,070
1,210	Exxon Mobil Corp.	46,137
729	ONEOK, Inc.	26,149
602	Phillips 66	36,469
422	Pioneer Natural Resources Co.	42,445
310	Renewable Energy Group, Inc.(a)	18,005
620	World Fuel Services Corp.	17,620
		304,462
Paper & Forest Products (0.0%^)
189	Boise Cascade Co.	8,174
Personal Products (0.1%)
47	Medifast, Inc.	9,595
118	The Estee Lauder Cos., Inc., Class A	28,948
125	USANA Health Sciences, Inc.(a)	9,397
		47,940
Pharmaceuticals (2.0%)
1,234	Bristol-Myers Squibb Co.	77,002
477	Corcept Therapeutics, Inc.(a)	10,799
730	Eli Lilly & Co.	106,324
1,012	Innoviva, Inc.(a)	10,580
1,800	Johnson & Johnson	260,424
2,185	Merck & Co., Inc.	175,652
5,528	Pfizer, Inc.	211,778
502	Supernus Pharmaceuticals, Inc.(a)	10,693
139	Viatris, Inc.(a)	2,338
652	Zoetis, Inc.	104,568
		970,158
Professional Services (0.2%)
15	CoStar Group, Inc.(a)	13,659
163	FTI Consulting, Inc.(a)	17,118
261	Kforce, Inc.	10,714
164	ManpowerGroup, Inc.	14,211
300	Mastech Digital, Inc.(a)	5,340

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Professional Services, continued:
302	Robert Half International, Inc.	$19,382
86	TransUnion	7,834
68	Verisk Analytics, Inc., Class A	13,485
		101,743
Real Estate Management & Development (0.1%)
324	Exp World Holdings, Inc.(a)	17,279
548	Re/MAX Holdings, Inc.	17,153
482	The RMR Group, Inc., Class A	17,853
		52,285
Road & Rail (0.4%)
346	JB Hunt Transport Services, Inc.	46,807
367	Old Dominion Freight Line, Inc.	74,633
472	Uber Technologies, Inc.(a)	23,439
334	Union Pacific Corp.	68,163
		213,042
Semiconductors & Semiconductor Equipment (2.6%)
456	Advanced Micro Devices, Inc.(a)	42,253
190	Applied Materials, Inc.	15,671
546	Broadcom, Inc.	219,263
215	Diodes, Inc.(a)	14,611
92	Entegris, Inc.	8,521
1,220	Intel Corp.	58,987
176	KLA-Tencor Corp.	44,347
235	Lam Research Corp.	106,375
517	Microchip Technology, Inc.	69,480
517	Micron Technology, Inc.(a)	33,135
167	NVIDIA Corp.	89,522
1,533	ON Semiconductor Corp.(a)	44,074
201	Power Integrations, Inc.	14,349
504	Qorvo, Inc.(a)	78,967
732	QUALCOMM, Inc.	107,728
442	Skyworks Solutions, Inc.	62,397
1,086	Texas Instruments, Inc.	175,117
585	Xilinx, Inc.	85,147
		1,269,944
Software (4.0%)
248	Adobe, Inc.(a)	118,660
192	Alarm.com Holdings, Inc.(a)	14,575
92	Appfolio, Inc., Class A(a)	14,990
258	Aspen Technology, Inc.(a)	34,688
1,268	Cadence Design Systems, Inc.(a)	147,468
501	Citrix Systems, Inc.	62,084
329	Crowdstrike Holdings, Inc., Class A(a)	50,429
196	DocuSign, Inc.(a)	44,664
24	Fair Isaac Corp.(a)	11,347
274	Fortinet, Inc.(a)	33,765
344	Intuit, Inc.	121,095
453	Manhattan Associates, Inc.(a)	46,315
4,909	Microsoft Corp.	1,050,870
1,623	Oracle Corp.	93,680
152	Qualys, Inc.(a)	14,441
54	RingCentral, Inc., Class A(a)	16,041
355	salesforce.com, Inc.(a)	87,259
18	ServiceNow, Inc.(a)	9,622
9	Zoom Video Communications, Inc., Class A(a)	4,305
		1,976,298
Specialty Retail (1.6%)
128	Asbury Automotive Group, Inc.(a)	14,435
551	AutoNation, Inc.(a)	33,771
52	AutoZone, Inc.(a)	59,158
635	Best Buy Co., Inc.	69,088

Shares	Security Description	Value

Common Stocks, continued:
Specialty Retail, continued:
85	Burlington Stores, Inc.(a)	$18,576
432	Lowe's Cos., Inc.	67,314
224	O'Reilly Automotive, Inc.(a)	99,107
646	Penske Automotive Group, Inc.	35,575
339	Ross Stores, Inc.	36,449
395	Shoe Carnival, Inc.	14,445
169	Sleep Number Corp.(a)	11,727
927	The Home Depot, Inc.	257,159
646	The TJX Cos., Inc.	41,027
66	Ulta Beauty, Inc.(a)	18,176
67	Winmark Corp.	12,060
		788,067
Technology Hardware, Storage & Peripherals (2.3%)
9,133	Apple, Inc.	1,087,283
516	HP, Inc.	11,316
264	NetApp, Inc.	14,074
		1,112,673
Textiles, Apparel & Luxury Goods (0.4%)
46	Deckers Outdoor Corp.(a)	11,711
60	Lululemon Athletica, Inc.(a)	22,213
814	NIKE, Inc., Class B	109,646
915	VF Corp.	76,311
		219,881
Thrifts & Mortgage Finance (0.0%^)
288	Axos Financial, Inc.(a)	9,648
372	Mr Cooper Group, Inc.(a)	9,918
		19,566
Tobacco (0.1%)
1,200	Altria Group, Inc.	47,796
256	Philip Morris International, Inc.	19,392
		67,188
Trading Companies & Distributors (0.4%)
495	Fastenal Co.	24,478
2,834	H&E Equipment Services, Inc.	76,178
1,292	HD Supply Holdings, Inc.(a)	72,068
262	MSC Industrial Direct Co., Inc., Class A	21,830
85	Watsco, Inc.	19,325
		213,879
Water Utilities (0.1%)
109	American States Water Co.	8,047
234	American Water Works Co., Inc.	35,891
722	Consolidated Water Co., Ltd.	7,913
841	Pure Cycle Corp.(a)	8,023
		59,874
Wireless Telecommunication Services (0.1%)
317	T-Mobile US, Inc.(a)	42,142
Total Common Stocks		25,538,253

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (1.9%)
$215,000	Insite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46, Callable 11/15/22 @ 100*(b)	$221,486
70,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 3/20/45, Callable 11/20/23 @ 100*(b)	74,610
131,503	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.55%, 12/25/33, Callable 12/25/20 @ 100*(c)(d)	134,416
210,000	SLM Student Loan Trust, Series 2012-7, Class B, 1.95% (US0001M + 180 bps), 9/25/43, Callable 10/25/28 @ 100*	199,556
196,500	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 2/25/23 @ 100*(b)	210,719
67,393	UBS Commercial Mortgage Trust, Series 2018-C10, Class A1, 3.18%, 5/15/51, Callable 3/15/23 @ 100*	68,936
Total Asset Backed Securities		909,723

Mortgage Backed Securities† (9.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
166,344	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 3.16%, 4/25/37, Callable 2/25/26 @ 100*(c)	145,026
1,017	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32% (US0003M + 119 bps), 10/25/33, Callable 12/25/20 @ 100*(d)	1,024
		146,050
Alt-A - Fixed Rate Mortgage Backed Securities (1.0%)
40,214	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35, Callable 12/25/20 @ 100*	40,173
53,894	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37, Callable 10/25/22 @ 100*	54,247
21,961	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35, Callable 3/25/25 @ 100*	17,144
3,674	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36, Callable 12/25/20 @ 100*	3,484
9,824	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37, Callable 7/25/21 @ 100*	7,862
15,207	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34, Callable 12/25/20 @ 100*	15,606
66,922	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.01%, 6/25/36, Callable 2/25/21 @ 100*(c)	64,876
4,163	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34, Callable 12/25/20 @ 100*	4,364
22,983	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34, Callable 6/25/21 @ 100*	23,862
61,830	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 12/25/20 @ 100*	63,502

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$22,642	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35, Callable 12/25/20 @ 100*(c)(d)	$23,139
16,156	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35, Callable 12/25/20 @ 100*(c)(d)	11,215
141,976	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36, Callable 10/25/21 @ 100*(c)	47,220
8,307	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36, Callable 12/25/20 @ 100*	7,932
56,959	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35, Callable 12/25/20 @ 100*	47,171
35,274	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36, Callable 4/25/22 @ 100*	22,154
31,516	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35, Callable 12/25/20 @ 100*	31,102
		485,053
Prime Adjustable Rate Mortgage Backed Securities (0.8%)
7,782	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.48%, 9/25/34, Callable 12/25/20 @ 100 * (c)	7,500
7,305	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.25%, 7/25/37, Callable 10/25/24 @ 100*(c)	6,595
402,999	LSTAR Securities Investment Trust, Series 2019-1, Class A1, 1.85% (US0001M + 170 bps), 3/1/24, Callable 10/1/21 @ 100*	398,692
		412,787
Prime Fixed Mortgage Backed Securities (1.4%)
171,395	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 9/25/35, Callable 12/25/20 @ 100*(c)(d)	126,220
17,498	Banc of America Funding Trust, Series 2006-4, Class A14, 6.00%, 7/25/36, Callable 3/25/36 @ 100*	16,455
29,212	CHL Mortgage Pass-Through Trust, Series 2005-22, Class 2A1, 2.71%, 11/25/35, Callable 12/25/20 @ 100*(c)	27,541
9,253	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.38%, 5/25/35, Callable 12/25/20 @ 100*(c)	9,327
73,686	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34, Callable 6/25/21 @ 100*	80,669
22,517	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35, Callable 12/25/20 @ 100*	23,020
29,337	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37, Callable 12/25/20 @ 100*	18,984

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35, Callable 12/25/20 @ 100*	$40,731
22,764	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36, Callable 12/25/20 @ 100*	9,533
95,868	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49, Callable 3/25/23 @ 100*(b)(c)	97,539
48,379	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 10/25/24 @ 100*(b)(c)	49,735
12,944	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36, Callable 12/25/20 @ 100*	13,749
12,125	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31, Callable 9/25/21 @ 100*	12,781
156,991	Shellpoint Co.-Originator Trust, Series 2017-1, Class A4, 3.50%, 4/25/47, Callable 11/25/23 @ 100*(b)(c)	158,979
		685,263
Subprime Mortgage Backed Securities (0.5%)
91,983	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 9/25/28 @ 100*(b)(c)	94,755
56,322	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 8/25/28 @ 100*(b)(c)	58,484
108,801	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 2/25/35 @ 100*(b)(c)	113,525
		266,764
U.S. Government Agency Mortgage Backed Securities (5.4%)
54,065	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	53,484
8,007	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	8,022
47,982	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	49,090
113,118	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	117,221
96,108	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	97,997
101,315	Fannie Mae, Series 2011-146, Class HE, 2.50%, 10/25/41	105,321
3,745	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	3,766
83,343	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	88,040
182,860	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	197,052
60,155	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	63,183
29,681	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	31,701
60,501	Fannie Mae, Series 2015-46, Class MD, 3.00%, 5/25/43	61,773

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$85,391	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	$90,425
36,827	Fannie Mae, Series 18-70, Class KA, 3.50%, 3/25/43	37,003
203,981	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	231,977
186,581	Fannie Mae, Series 2018-M13, Class A1, 3.82%, 3/25/30(c)	216,990
18,438	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	19,891
11,914	Fannie Mae, 4.50%, 4/1/35, Pool #814522	13,157
12,649	Fannie Mae, 5.50%, 10/1/35, Pool #838584	14,150
1,065	Fannie Mae, 6.00%, 5/1/35, Pool #357778	1,250
3,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	3,335
27,990	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	28,194
8,564	Freddie Mac, 1.89% (H15T1Y + 172 bps), 6/1/28, Pool #605508	8,607
45,592	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	46,669
70,258	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	72,497
76,398	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	79,661
78,739	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	83,762
69,222	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	73,610
95,923	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	98,790
138,376	Freddie Mac, Series 4668, Class KA, 3.00%, 1/15/55	147,101
79,473	Freddie Mac, Series 4683, Class PD, 3.00%, 4/15/46	81,224
935	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,107
3,002	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	3,359
6,917	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22, Callable 1/15/21 @ 100*	7,232
3,681	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	3,718
69,984	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	72,782
186,125	Government National Mortgage Assoc., Series 2020-5, Class PE, 3.00%, 9/20/49	189,429
89,085	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	92,680
609	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	673
36,215	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	39,743

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$4,167	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	$4,602
		2,640,268
Total Mortgage Backed Securities		4,636,185

Corporate Bonds (12.5%)
Banks (2.1%)
440,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100 *	468,651
255,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100 *	273,814
250,000	Wells Fargo & Co., 3.00%, 10/23/26	275,324
		1,017,789
Beverages (0.8%)
335,000	Keurig Dr Pepper, Inc., 4.60%, 5/25/28, Callable 2/25/28 @ 100 *	405,491
Capital Markets (0.6%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	280,312
Consumer Finance (0.4%)
200,000	Toyota Motor Credit Corp., 1.35%, 8/25/23	205,072
Diversified Financial Services (1.1%)
325,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	343,258
160,000	National Rural Utilities Cooperative Finance Corp., 3.25%, 11/1/25, Callable 8/1/25 @ 100 *	178,142
		521,400
Diversified Telecommunication Services (0.7%)
328,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100 *	334,622
Electric Utilities (0.9%)
210,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	230,606
200,000	Southern California Edison Co., 3.50%, 10/1/23, Callable 7/1/23 @ 100 *	215,187
		445,793
Entertainment (0.3%)
155,000	The Walt Disney Co., 2.00%, 9/1/29, Callable 6/1/29 @ 100 *	161,188
Food Products (0.4%)
175,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100 *	197,142
Health Care Providers & Services (1.6%)
225,000	Advocate Health & Hospitals Corp., 2.21%, 6/15/30, Callable 3/15/30 @ 100 *	235,036
130,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	141,057
215,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100 *	229,322
180,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	199,746
		805,161
Hotels, Restaurants & Leisure (0.6%)
85,000	Royal Caribbean Cruises, 5.25%, 11/15/22	83,725

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Hotels, Restaurants & Leisure, continued:
$190,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100 *	$220,878
		304,603
Industrial Conglomerates (0.5%)
230,000	General Electric Co., 3.10%, 1/9/23	241,996
Insurance (0.4%)
200,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (b)	212,876
Internet & Direct Marketing Retail (0.4%)
200,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100 *	209,979
Media (0.4%)
185,000	Comcast Corp., 3.30%, 2/1/27, Callable 11/1/26 @ 100 *	208,698
Semiconductors & Semiconductor Equipment (0.2%)
70,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100 *	80,648
Specialty Retail (0.6%)
220,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100 *	272,101
Technology Hardware, Storage & Peripherals (0.5%)
200,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100 *	226,852
Total Corporate Bonds		6,131,723

Taxable Municipal Bonds (7.9%)
Illinois (0.3%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds Revenue, 6.29%, 1/1/21, Continuously Callable @100	150,285
Massachusetts (0.6%)
250,000	Massachusetts State College Building Authority Revenue, Series C, 2.44%, 5/1/28, ST APPROP	263,610
Michigan (1.4%)
240,000	County of Jackson Michigan, GO, 3.73%, 12/1/30, Continuously Callable @100	265,078
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	227,640
200,000	Michigan State Housing Development Authority Revenue, Series B, 2.96%, 12/1/35, Continuously Callable @100	206,430
		699,148
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	100,422
New York (0.5%)
225,000	New York City Housing Development Corp. Revenue, Class L, 2.79%, 5/1/28, Continuously Callable @100	238,048
Ohio (0.7%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%, 7/1/32, Continuously Callable @100	357,789

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Oklahoma (0.4%)
$200,000	The University of Oklahoma Revenue, 1.88%, 7/1/28	$200,380
Rhode Island (0.5%)
225,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	233,919
Texas (2.0%)
360,000	County of Burnet Texas, GO, 4.20%, 3/1/34, Continuously Callable @100	391,810
200,000	Northwest Independent School District, GO, Series A, 5.00%, 2/15/27, PSF-GTD	245,142
350,000	Schertz-Cibolo-Universal City Independent School District, GO, 0.93%, 2/1/26, PSF-GTD	350,532
		987,484
Utah (0.5%)
250,000	Utah Transit Authority Revenue, 2.04%, 12/15/31, Continuously Callable @100	251,880
Washington (0.5%)
250,000	Pierce County School District No 10 Tacoma, GO, 1.73%, 12/1/31, SCH BD GTY	256,030
Wisconsin (0.3%)
140,000	Wisconsin State, Build America Bonds, GO, Series D, 5.10%, 5/1/41, Continuously Callable @100	142,778
Total Taxable Municipal Bonds		3,881,773

Shares or Principal Amount	Security Description	Value

U.S. Treasury Obligations (6.4%)
U.S. Treasury Bonds
$638,000	2.25%, 8/15/46	$738,609
U.S. Treasury Notes
1,192,000	1.38%, 10/15/22	1,219,239
597,000	2.00%, 4/30/24	633,100
504,000	2.25%, 2/15/27	557,491
		2,409,830
Total U.S. Treasury Obligations		3,148,439

Investment Companies (5.8%)
18,502	iShares MSCI EAFE Index Fund ETF	1,297,916
23,570	iShares MSCI Emerging Markets Index Fund ETF	1,148,566
2,430	SPDR Gold Shares	405,008
Total Investment Companies		2,851,490

Investment in Affiliates (4.1%)
1,670,008	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(e)	1,670,008
52,409	Cavanal Hill World Energy Fund, Institutional Shares	358,894
Total Investment in Affiliates		2,028,902

Total Investments (Cost $37,236,232) - 100.1%		49,126,488
Liabilities in excess of other assets — (0.1)%		(70,997)
Net Assets - 100.0%		$49,055,491

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2020.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2020.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

CAVANAL HILL FUNDS

Mid Cap Diverse Leadership Fund

Schedule of Portfolio Investments

November 30, 2020

(Unaudited)

Shares	Security Description	Value

Common Stocks (94.3%)
Aerospace & Defense (1.0%)
19	TransDigm Group, Inc.	$11,005
Airlines (1.0%)
229	Southwest Airlines Co.	10,612
Auto Components (2.0%)
198	BorgWarner, Inc.	7,692
250	Gentex Corp.	8,150
44	Lear Corp.	6,290
		22,132
Banks (1.4%)
90	East West Bancorp, Inc.	3,845
20	SVB Financial Group(a)	6,897
81	Western Alliance Bancorp	4,153
		14,895
Biotechnology (0.8%)
49	Alexion Pharmaceuticals, Inc.(a)	5,984
30	Neurocrine Biosciences, Inc.(a)	2,848
		8,832
Building Products (1.5%)
76	Allegion PLC	8,667
26	Lennox International, Inc.	7,484
		16,151
Capital Markets (2.6%)
82	LPL Financial Holdings, Inc.	7,443
36	MSCI, Inc., Class A	14,739
50	Nasdaq, Inc.	6,400
		28,582
Chemicals (0.6%)
221	Axalta Coating Systems, Ltd.(a)	6,323
Commercial Services & Supplies (2.4%)
58	Cintas Corp.	20,608
95	IAA, Inc.(a)	5,692
		26,300
Communications Equipment (1.0%)
42	Arista Networks, Inc.(a)	11,369
Construction & Engineering (1.0%)
157	Quanta Services, Inc.	10,729
Construction Materials (0.6%)
51	Vulcan Materials Co.	7,122
Consumer Finance (1.3%)
8	Credit Acceptance Corp.(a)	2,388
169	Onemain Holdings, Inc.	6,589
177	Synchrony Financial	5,393
		14,370
Containers & Packaging (3.3%)
42	AptarGroup, Inc.	5,305
195	Berry Global Group, Inc.(a)	10,335
103	Packaging Corp. of America	13,390
206	Silgan Holdings, Inc.	6,963
		35,993
Distributors (0.6%)
19	Pool Corp.	6,576
Diversified Consumer Services (1.1%)
33	Bright Horizons Family Solutions, Inc.(a)	5,614
134	Terminix Global Holdings, Inc.(a)	6,570
		12,184
Diversified Financial Services (0.5%)
103	Voya Financial, Inc.	5,936
Electric Utilities (1.9%)
44	Alliant Energy Corp.	2,314
222	OGE Energy Corp.	7,191
290	PPL Corp.	8,242

Shares	Security Description	Value

Common Stocks, continued:
Electric Utilities, continued:
48	Xcel Energy, Inc.	$3,233
		20,980
Electrical Equipment (1.6%)
47	Acuity Brands, Inc.	5,580
103	Regal-Beloit Corp.	12,261
		17,841
Electronic Equipment, Instruments & Components (1.5%)
125	CDW Corp.	16,311
Entertainment (1.1%)
16	Spotify Technology SA(a)	4,662
39	Take-Two Interactive Software, Inc.(a)	7,040
		11,702
Equity Real Estate Investment Trusts (7.1%)
427	American Homes 4 Rent, Class A	12,263
70	Apartment Investment & Management Co.	2,124
141	Corporate Office Properties Trust	3,755
358	CubeSmart	11,646
277	Duke Realty Corp.	10,543
119	Equity LifeStyle Properties, Inc.	6,972
82	Extra Space Storage, Inc.	9,244
296	Host Hotels & Resorts, Inc.	4,153
92	Lamar Advertising Co.	7,324
73	SL Green Realty Corp.	4,227
96	Welltower, Inc.	6,046
		78,297
Food Products (2.2%)
227	Hormel Foods Corp.	10,710
102	Ingredion, Inc.	7,869
36	Kellogg Co.	2,301
48	Lamb Weston Holdings, Inc.	3,474
		24,354
Gas Utilities (0.6%)
191	UGI Corp.	6,777
Health Care Equipment & Supplies (4.7%)
20	Align Technology, Inc.(a)	9,626
80	Hill-Rom Holdings, Inc.	7,589
173	Hologic, Inc.(a)	11,959
27	IDEXX Laboratories, Inc.(a)	12,446
25	Teleflex, Inc.	9,569
		51,189
Health Care Providers & Services (1.3%)
14	Chemed Corp.	6,696
40	Molina Healthcare, Inc.(a)	8,165
		14,861
Health Care Technology (1.6%)
63	Veeva Systems, Inc.(a)	17,443
Hotels, Restaurants & Leisure (3.0%)
83	Darden Restaurants, Inc.	8,962
12	Domino’s Pizza, Inc.	4,711
192	Hilton Worldwide Holdings, Inc.	19,897
		33,570
Household Products (1.4%)
80	Church & Dwight Co., Inc.	7,022
40	The Clorox Co.	8,118
		15,140
Independent Power and Renewable Electricity Producers (0.5%)
261	AES Corp.	5,335
Insurance (4.2%)
179	Brighthouse Financial, Inc.(a)	6,283
39	Cincinnati Financial Corp.	2,978
179	FNF Group	6,442
165	Prudential Financial, Inc.	12,477

CAVANAL HILL FUNDS

Mid Cap Diverse Leadership Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Insurance, continued:
29	The Hanover Insurance Group, Inc.	$3,258
109	The Hartford Financial Services Group, Inc.	4,818
441	Unum Group	9,803
		46,059
Interactive Media & Services (0.4%)
107	Twitter, Inc.(a)	4,976
Internet & Direct Marketing Retail (0.6%)
43	Etsy, Inc.(a)	6,910
IT Services (3.7%)
101	Alliance Data Systems Corp.	7,387
223	DXC Technology Co.	4,886
20	Okta, Inc.(a)	4,901
16	Twilio, Inc., Class A(a)	5,121
91	VeriSign, Inc.(a)	18,266
		40,561
Leisure Products (0.5%)
58	Hasbro, Inc.	5,396
Life Sciences Tools & Services (4.0%)
180	Agilent Technologies, Inc.	21,042
21	Charles River Laboratories International, Inc.(a)	4,925
8	Mettler-Toledo International, Inc.(a)	9,200
37	Waters Corp.(a)	8,585
		43,752
Machinery (3.6%)
253	Allison Transmission Holdings, Inc.	10,386
100	Graco, Inc.	6,774
23	IDEX Corp.	4,442
144	The Timken Co.	10,575
81	The Toro Co.	7,348
		39,525
Media (1.7%)
1	Cable One, Inc.	1,981
360	Discovery, Inc., Class C(a)	8,647
234	DISH Network Corp., Class A(a)	8,393
		19,021
Metals & Mining (0.8%)
256	Steel Dynamics, Inc.	9,270
Mortgage Real Estate Investment Trusts (0.3%)
207	AGNC Investment Corp.	3,163
Multi-Utilities (1.5%)
99	MDU Resources Group, Inc.	2,469
112	Public Service Enterprise Group, Inc.	6,527
77	WEC Energy Group, Inc.	7,311
		16,307
Oil, Gas & Consumable Fuels (0.9%)
251	Cabot Oil & Gas Corp.	4,398

Shares	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
160	ONEOK, Inc.	$5,739
		10,137
Professional Services (0.4%)
67	Robert Half International, Inc.	4,300
Road & Rail (1.5%)
80	Old Dominion Freight Line, Inc.	16,269
Semiconductors & Semiconductor Equipment (5.9%)
39	KLA-Tencor Corp.	9,827
96	Microchip Technology, Inc.	12,901
337	ON Semiconductor Corp.(a)	9,689
79	Qorvo, Inc.(a)	12,378
62	Skyworks Solutions, Inc.	8,752
76	Xilinx, Inc.	11,062
		64,609
Software (6.6%)
57	Aspen Technology, Inc.(a)	7,664
197	Cadence Design Systems, Inc.(a)	22,911
72	Citrix Systems, Inc.	8,922
73	Crowdstrike Holdings, Inc., Class A(a)	11,190
22	DocuSign, Inc.(a)	5,013
60	Fortinet, Inc.(a)	7,394
60	Manhattan Associates, Inc.(a)	6,134
12	RingCentral, Inc., Class A(a)	3,565
		72,793
Specialty Retail (3.9%)
122	AutoNation, Inc.(a)	7,478
8	AutoZone, Inc.(a)	9,101
19	Burlington Stores, Inc.(a)	4,152
23	O’Reilly Automotive, Inc.(a)	10,176
144	Penske Automotive Group, Inc.	7,930
15	Ulta Beauty, Inc.(a)	4,131
		42,968
Textiles, Apparel & Luxury Goods (0.5%)
14	Lululemon Athletica, Inc.(a)	5,183
Trading Companies & Distributors (1.7%)
173	HD Supply Holdings, Inc.(a)	9,650
57	MSC Industrial Direct Co., Inc., Class A	4,749
19	Watsco, Inc.	4,320
		18,719
Water Utilities (0.4%)
32	American Water Works Co., Inc.	4,908
Total Common Stocks		1,037,737

Investment in Affiliates (1.8%)
19,560	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	19,560
Total Investment in Affiliates		19,560

Total Investments (Cost $843,570) - 96.1%		1,057,297
Other assets in excess of liabilities — 3.9%		42,813
Net Assets - 100.0%		$1,100,110

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2020.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (82.2%)
Aerospace & Defense (1.3%)
15,700	Parsons Corp.(a)	$513,390
Airlines (2.9%)
37,650	American Airlines Group, Inc.	531,995
12,550	United Airlines Holdings, Inc.(a)	565,377
		1,097,372
Auto Components (1.9%)
35,872	Veoneer, Inc.(a)	714,929
Banks (2.4%)
7,920	JPMorgan Chase & Co.	933,610
Beverages (1.5%)
11,300	The Coca-Cola Co.	583,080
Biotechnology (6.8%)
7,413	AbbVie, Inc.	775,251
4,396	Exact Sciences Corp.(a)	532,180
4,080	Sarepta Therapeutics, Inc.(a)	574,709
3,163	Vertex Pharmaceuticals, Inc.(a)	720,373
		2,602,513
Communications Equipment (1.6%)
2,101	Palo Alto Networks, Inc.(a)	617,526
Construction & Engineering (1.7%)
5,919	Jacobs Engineering Group, Inc.	638,305
Consumer Finance (1.5%)
11,040	Green Dot Corp., Class A(a)	591,302
Diversified Consumer Services (1.6%)
7,846	Chegg, Inc.(a)	611,439
Electric Utilities (1.0%)
4,472	Pinnacle West Capital Corp.	366,033
Electrical Equipment (1.3%)
25,100	Ballard Power Systems, Inc.(a)	515,303
Electronic Equipment, Instruments & Components (3.9%)
15,700	Corning, Inc.	587,494
6,568	Keysight Technologies, Inc.(a)	788,423
3,732	Vontier Corp.(a)	123,790
		1,499,707
Entertainment (3.2%)
4,034	The Walt Disney Co.	597,073
21,377	Warner Music Group Corp., Class A	635,538
		1,232,611
Equity Real Estate Investment Trusts (2.0%)
9,738	Lamar Advertising Co.	775,242
Food & Staples Retailing (2.0%)
1,975	Costco Wholesale Corp.	773,746
Health Care Equipment & Supplies (3.0%)
21,955	Cutera, Inc.(a)	549,314
6,515	Hill-Rom Holdings, Inc.	618,013
		1,167,327
Health Care Providers & Services (3.3%)
1,760	Anthem, Inc.	548,275
5,740	Quest Diagnostics, Inc.	711,645
		1,259,920
Hotels, Restaurants & Leisure (7.7%)
24,710	MGM Resorts International	698,058
13,642	Monarch Casino & Resort, Inc.(a)	753,311
36,763	Norwegian Cruise Line Holdings, Ltd.(a)	840,770
9,682	Penn National Gaming, Inc.(a)	677,740
		2,969,879
Interactive Media & Services (1.3%)
10,937	Snap, Inc., Class A(a)	485,822
Internet & Direct Marketing Retail (2.3%)
280	Amazon.com, Inc.(a)	887,051

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
IT Services (4.2%)
2,307	Accenture PLC, Class A	$574,651
13,110	GoDaddy, Inc.(a)	1,042,769
		1,617,420
Machinery (3.4%)
9,852	Fortive Corp.	690,921
9,124	Otis Worldwide Corp.	610,760
		1,301,681
Multiline Retail (1.7%)
7,535	Ollie’s Bargain Outlet Holdings, Inc.(a)	663,532
Pharmaceuticals (3.1%)
19,620	Elanco Animal Health, Inc.(a)	600,176
151,240	MediWound, Ltd.(a)	568,662
		1,168,838
Road & Rail (3.7%)
15,650	Uber Technologies, Inc.(a)	777,179
3,140	Union Pacific Corp.	640,811
		1,417,990
Semiconductors & Semiconductor Equipment (2.2%)
5,243	NXP Semiconductors NV	830,596
Software (5.1%)
6,515	Datadog, Inc., Class A(a)	644,464
1,885	RingCentral, Inc., Class A(a)	559,939
6,280	SAP SE ADR	760,885
		1,965,288
Specialty Retail (1.4%)
12,550	Children’s Place, Inc. The	539,399
Textiles, Apparel & Luxury Goods (1.6%)
1,626	Lululemon Athletica, Inc.(a)	601,978
Trading Companies & Distributors (1.6%)
22,825	H&E Equipment Services, Inc.	613,536
Total Common Stocks		31,556,365

Mortgage Backed Securities† (1.4%)
Prime Fixed Mortgage Backed Securities (1.4%)
$523,020	Onslow Bay Financial LLC, Series 2018-EXP2, 1A1, 4.00%, 7/25/58, Callable 6/25/27 @ 100*(b)(c)	531,164
Total Mortgage Backed Securities		531,164

Corporate Bonds (13.4%)
Airlines (2.3%)
777,000	Delta Air Lines, Inc., 7.38%, 1/15/26, Callable 12/15/25 @ 100 *	873,650
Hotels, Restaurants & Leisure (2.6%)
917,000	Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27	981,190
Machinery (2.4%)
792,000	Wabtec Corp., 4.70%, 9/15/28, Callable 6/15/28 @ 100 *	924,727
Oil, Gas & Consumable Fuels (2.5%)
887,000	HollyFrontier Corp., 5.88%, 4/1/26, Callable 1/1/26 @ 100 *	965,377
Semiconductors & Semiconductor Equipment (3.6%)
1,290,000	Marvell Technology Group, Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100 *	1,394,768
Total Corporate Bonds		5,139,712

Investment in Affiliates (4.2%)
1,602,224	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	1,602,224
Total Investment in Affiliates		1,602,224

Total Investments (Cost 34,147,718) - 101.2%		$38,829,465

Liabilities in excess of other assets — (1.2)%		$(462,412)
Net Assets - 100%		$38,367,053

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

(a)	Non-income producing security.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2020.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

November 30, 2020

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (87.6%)
Chemicals (1.7%)
22,000	Umicore SA ADR	$245,740
Electric Utilities (0.8%)
42	ALLETE, Inc.	2,362
22	American Electric Power Co., Inc.	1,868
284	Duke Energy Corp.	26,315
31	Evergy, Inc.	1,718
62	Fortis, Inc.	2,497
792	NextEra Energy, Inc.	58,283
30	Otter Tail Corp.	1,195
25	Pinnacle West Capital Corp.	2,046
399	The Southern Co.	23,880
		120,164
Electrical Equipment (11.6%)
17,000	Ballard Power Systems, Inc.(a)	349,010
16,000	Bloom Energy Corp., Class A(a)	392,320
16,000	Plug Power, Inc.(a)	422,240
8,000	TPI Composites, Inc.(a)	321,840
3,000	Vestas Wind Systems A/S ADR	203,160
		1,688,570
Energy Equipment & Services (9.6%)
22,000	Baker Hughes Co.	411,840
20,948	Halliburton Co.	347,527
343	Helmerich & Payne, Inc.	7,810
25,629	Schlumberger NV	532,827
7,084	Tenaris SA ADR	107,535
		1,407,539
Gas Utilities (0.1%)
45	Atmos Energy Corp.	4,315
20	Chesapeake Utilities Corp.	2,080
49	National Fuel & Gas Co.	2,017
30	Northwest Natural Holding Co.	1,438
27	Southwest Gas Holdings, Inc.	1,735
		11,585
Independent Power and Renewable Electricity Producers (0.2%)
169	AES Corp.	3,455
152	Atlantica Yield PLC	5,227
107	NRG Energy, Inc.	3,504
63	Ormat Technologies, Inc.	4,965
70	Sunnova Energy International, Inc.(a)	2,836
124	Vistra Corp.	2,316
		22,303
Multi-Utilities (1.1%)
19	Consolidated Edison, Inc.	1,449
729	Dominion Resources, Inc.	57,219
32	DTE Energy Co.	4,026
259	MDU Resources Group, Inc.	6,459
869	National Grid PLC ADR	49,255
275	Sempra Energy	35,057
27	WEC Energy Group, Inc.	2,564
		156,029
Oil, Gas & Consumable Fuels (55.3%)
33,770	BP PLC ADR	660,541
18,000	Cabot Oil & Gas Corp.	315,360
2,520	Chevron Corp.	219,694
15,000	Cimarex Energy Co.	539,250

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
65	CNOOC, Ltd. ADR	$6,417
11,161	ConocoPhillips	441,529
11,000	Diamondback Energy, Inc.	439,560
11,250	Enbridge, Inc.	351,112
8,084	EOG Resources, Inc.	378,978
22,000	EQT Corp.	327,360
3,766	Exxon Mobil Corp.	143,598
1,191	Kinder Morgan, Inc.	17,127
16,680	Marathon Petroleum Corp.	648,518
10,233	ONEOK, Inc.	367,058
40,000	Parsley Energy, Inc., Class A	501,200
6,786	Pembina Pipeline Corp.	172,975
7,305	Phillips 66	442,537
3,700	Pioneer Natural Resources Co.	372,146
920	Royal Dutch Shell PLC ADR, Class A	31,133
7,557	TC Energy Corp.	331,979
18,370	TOTAL SA ADR	774,112
10,935	Valero Energy Corp.	587,975
		8,070,159
Semiconductors & Semiconductor Equipment (5.0%)
1,000	First Solar, Inc.(a)	93,430
9,000	Infineon Technologies AG ADR	319,185
2,000	NXP Semiconductors NV	316,840
		729,455
Water Utilities (2.2%)
237	American States Water Co.	17,495
1,142	American Water Works Co., Inc.	175,160
2,597	Essential Utilities, Inc.	117,592
24	Middlesex Water Co.	1,644
35	SJW Group	2,296
		314,187
Total Common Stocks		12,765,731

Corporate Bonds (8.9%)
Diversified Financial Services (3.8%)
275,000	BP Capital Markets America, Inc., 3.19%, 4/6/25, Callable 3/6/25 @ 100 *	301,953
250,000	Total Capital International SA, 2.75%, 6/19/21	253,199
		555,152
Oil, Gas & Consumable Fuels (5.1%)
250,000	Callon Petroleum Co., 6.13%, 10/1/24, Callable 1/8/21 @ 103 *	107,500
200,000	Equinor ASA, 3.15%, 1/23/22	206,480
200,000	Shell International Finance BV, 2.00%, 11/7/24, Callable 10/7/24 @ 100 *	210,604
200,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100 *	220,322
		744,906
Total Corporate Bonds		1,300,058

Investment in Affiliates (2.6%)
379,257	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	379,257
Total Investment in Affiliates		379,257

Total Investments (Cost 12,397,631) - 99.1%		14,445,046
Other assets in excess of liabilities — 0.9%		137,663
Net Assets - 100%		$14,582,709

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

November 30, 2020

(Unaudited)

The Advisor has determined that 47.7% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2020.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2020

(Unaudited)

1.    Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of November 30, 2020 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Limited Duration Fund:
Cazenovia Creek Funding II LLC, Series 2018-1A, A, 3.56%, 7/15/30	08/22/18	$459,993	$460,038	$461,927
Sun Trust Student Loan Trust, Series 2006-1A, B, 0.49%, 10/28/37	5/26/2017 and 4/11/18	817,619	890,840	795,052

CAVANAL HILL FUNDS

Notes to Schedule of Portfolio Investments

November 30, 2020

(Unaudited)

2.    Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending November 30, 2020 is noted below:

Fund	Fair Value 8/31/20	Purchases	Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 11/30/20	Shares as of 11/30/20	Dividend Income
Limited Duration Fund	$6,439,763	$21,404,452	$(23,960,101)	$-	$-	$3,884,114	3,884,114	$55
Moderate Duration Fund	3,443,883	4,436,284	(6,149,519)	-	-	1,730,648	1,730,648	21
Bond Fund	2,590,008	12,363,842	(8,960,566)	-	-	5,993,284	5,993,284	(11)
Strategic Enhanced Yield Fund	2,048,668	7,977,364	(7,085,269)	-	-	2,940,763	2,940,763	28
Ultra Short Tax-Free Income Fund	1,847,685	6,285,426	(8,100,054)	-	-	33,057	33,057	19
Active Core Fund	1,213,800	3,224,116	(2,767,908)	-	-	1,670,008	1,670,008	23
Mid Cap Diverse Leadership Fund	37,581	131,098	(149,119)	-	-	19,560	19,560	-
Opportunistic Fund	2,970,000	12,404,394	(13,772,170)	-	-	1,602,224	1,602,224	22
World Energy Fund	330,331	1,922,019	(1,873,093)	-	-	379,257	379,257	6
	$20,921,719	$70,148,995	$(72,817,799)	$-	$-	$18,252,915	18,252,915	$163

A summary of the Opportunistic Fund’s investment in an affiliated money market fund for the period ending November 30, 2020 is noted below:

Fund	Fair Value 8/31/20	Purchases	Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 11/30/20	Shares as of 11/30/20	Dividend Income
U.S. Treasury Fund, Select Shares	$47,026	$3,368	$(50,394)	$-	$-	$-	-	$(5)
	$47,026	$3,368	$(50,394)	$-	$-	$-	-	$(5)

A summary of the Active Core Fund’s investment in an affiliated fund for the period ending November 30, 2020 is noted below:

Fund	Fair Value 8/31/20	Purchases	Sales	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 11/30/20	Shares as of 11/30/20	Dividend Income
World Energy Fund, Institutional Shares	$322,919	$-	$-	$-	$35,975	$358,894	52,409	$1,391
	$322,919	$-	$-	$-	$35,975	$358,894	52,409	$1,391